UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21979
Nuveen Investment Trust V

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2025

Nuveen Global Real Estate Securities Fund
Class A Shares/NGJAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$67	1.30%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$46,112,724

Total number of portfolio holdings	131

Portfolio turnover (%)	44%

1	continued>>

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670700665_SAR_0625 4631649

2

Semi-Annual Shareholder Report June 30, 2025

Nuveen Global Real Estate Securities Fund
Class C Shares/NGJCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$106	2.05%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$46,112,724

Total number of portfolio holdings	131

Portfolio turnover (%)	44%

1	continued>>

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670700657_SAR_0625 4631649

2

Semi-Annual Shareholder Report June 30, 2025

Nuveen Global Real Estate Securities Fund
Class R6 Shares/NGJFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.95%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$46,112,724

Total number of portfolio holdings	131

Portfolio turnover (%)	44%

1	continued>>

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670700632_SAR_0625 4631649

2

Semi-Annual Shareholder Report June 30, 2025

Nuveen Global Real Estate Securities Fund
Class I Shares/NGJIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	1.05%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$46,112,724

Total number of portfolio holdings	131

Portfolio turnover (%)	44%

1	continued>>

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670700640_SAR_0625 4631649

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments June 30, 2024

Global Infrastructure

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 98.6%
		COMMON STOCKS - 98.3%
		AUSTRALIA - 4.7%
842,308		Atlas Arteria Ltd	$2,822,968
1,196,402		Cleanaway Waste Management Ltd	2,143,849
133,738	(a)	NEXTDC Ltd	1,276,578
1,326,088		Qube Holdings Ltd	3,738,027
1,368,960		Transurban Group	12,595,743

		TOTAL AUSTRALIA	22,577,165

		BRAZIL - 0.4%
607,422		Rumo SA	2,071,659

		TOTAL BRAZIL	2,071,659

		CANADA - 6.8%
148,152		AltaGas Ltd	4,300,678
19,606		Canadian National Railway Co	2,042,883
21,445		Canadian Pacific Kansas City Ltd	1,699,945
287,414		Enbridge Inc	13,025,602
208,676		Pembina Pipeline Corp	7,835,215
78,970		TC Energy Corp	3,855,279

		TOTAL CANADA	32,759,602

		FRANCE - 4.0%
45,289		Aeroports de Paris SA	5,677,986
127,812		Engie SA	3,003,940
312,595		Getlink SE	6,034,341
127,276		Veolia Environnement SA	4,543,993

		TOTAL FRANCE	19,260,260

		GERMANY - 3.3%
381,680		E.ON SE	7,032,695
80,444	(a)	Fraport AG Frankfurt Airport Services Worldwide	6,068,659
61,057		RWE AG	2,551,463

		TOTAL GERMANY	15,652,817

		INDIA - 0.3%
362,371		Power Grid Corp of India Ltd	1,266,540

		TOTAL INDIA	1,266,540

		ITALY - 3.3%
35,389		Enav SpA	163,652
805,904		Enel SpA	7,648,600
123,237		Infrastrutture Wireless Italiane SpA	1,506,937
399,733		Snam SpA	2,419,860
426,789		Terna - Rete Elettrica Nazionale	4,387,803

		TOTAL ITALY	16,126,852

		JAPAN - 0.8%
316,147	(b)	Tokyo Metro Co Ltd	3,678,898

		TOTAL JAPAN	3,678,898

		MEXICO - 4.9%
38,999		Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,114,395
35,268		Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,098,238
35,730		Grupo Aeroportuario del Sureste SAB de CV, ADR	11,393,225

		TOTAL MEXICO	23,605,858

		NEW ZEALAND - 1.7%
1,313,739		Auckland International Airport Ltd	6,202,114
327,453		Infratil Ltd	2,112,964

		TOTAL NEW ZEALAND	8,315,078

		PHILIPPINES - 0.5%
341,696		International Container Terminal Services Inc	2,491,083

		TOTAL PHILIPPINES	2,491,083

4	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		SINGAPORE - 0.8%
143,786		Parkway Life Real Estate Investment Trust	$464,045
648,253		Sembcorp Industries Ltd	3,492,197

		TOTAL SINGAPORE	3,956,242

		SPAIN - 6.8%
686,942	(c)	Aena SME SA	18,337,075
120,539	(c)	Cellnex Telecom SA	4,693,579
510,315		Iberdrola SA	9,817,458

		TOTAL SPAIN	32,848,112

		SWITZERLAND - 0.9%
14,659		Flughafen Zurich AG	4,179,633

		TOTAL SWITZERLAND	4,179,633

		UNITED KINGDOM - 4.4%
606,705		National Grid PLC	8,905,615
24,615	(b)	National Grid PLC, Sponsored ADR	1,831,602
218,868		Pennon Group PLC	1,510,024
85,457		Severn Trent PLC	3,210,803
220,315		SSE PLC	5,547,557

		TOTAL UNITED KINGDOM	21,005,601

		UNITED STATES - 54.7%
77,380		Alliant Energy Corp	4,679,169
99,921		Ameren Corp	9,596,413
34,514		American Tower Corp	7,628,284
24,966	(a)	Casella Waste Systems Inc, Class A	2,880,577
310,075		CenterPoint Energy Inc	11,392,156
51,081		Cheniere Energy Inc	12,439,245
27,231		CMS Energy Corp	1,886,564
11,025		Constellation Energy Corp	3,558,429
13,934		Crown Castle Inc	1,431,440
35,744		CSX Corp	1,166,327
19,526		Digital Realty Trust Inc	3,403,968
67,702		Dominion Energy Inc	3,826,517
25,248		DT Midstream Inc	2,775,008
10,548		DTE Energy Co	1,397,188
348,459		Energy Transfer LP	6,317,562
223,262		Entergy Corp	18,557,537
1,897		Equinix Inc	1,509,007
107,509		Evergy Inc	7,410,595
35,451		Ferrovial SE	1,891,053
64,657		GFL Environmental Inc	3,262,592
4,426		IDACORP Inc	510,982
221,746		Kinder Morgan Inc	6,519,332
313,796		NextEra Energy Inc	21,783,719
274,142		NiSource Inc	11,058,888
9,738		Norfolk Southern Corp	2,492,636
21,706		NRG Energy Inc	3,485,549
124,354		ONEOK Inc	10,151,017
32,218		Pinnacle West Capital Corp	2,882,544
39,113		Plains All American Pipeline LP	716,550
94,042		PPL Corp	3,187,083
37,496		Republic Services Inc	9,246,889
140,016		Sempra	10,609,012
102,880		Southern Co/The	9,447,470
25,089		Targa Resources Corp	4,367,493
13,387		Union Pacific Corp	3,080,081
41,482		Vistra Corp	8,039,626
54,054		Waste Connections Inc	10,092,963
28,286		Waste Management Inc	6,472,403
33,090		WEC Energy Group Inc	3,447,978
216,053		Williams Cos Inc/The	13,570,289

See Notes to Financial Statements	5

Portfolio of Investments June 30, 2024 (continued)

Global Infrastructure

SHARES		DESCRIPTION			VALUE
		UNITED STATES (continued)
221,211		Xcel Energy Inc			$ 15,064,469

		TOTAL UNITED STATES		263,236,604

		TOTAL COMMON STOCKS (Cost $341,425,379)			473,032,004

SHARES		DESCRIPTION			VALUE
		EXCHANGE-TRADED FUNDS - 0.3%
316,898		3i Infrastructure PLC			1,489,758

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,259,861)			1,489,758

		TOTAL LONG-TERM INVESTMENTS (Cost $342,685,240)			474,521,762

SHARES		DESCRIPTION	Coupon		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
3,825,965	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(e)		3,825,965

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $3,825,965)			3,825,965

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.2%
		REPURCHASE AGREEMENTS - 1.2%
$ 5,500,000	(f)	Fixed Income Clearing Corporation	4.370	07/01/25	5,500,000
193,870	(g)	Fixed Income Clearing Corporation	1.360	07/01/25	193,870

		TOTAL REPURCHASE AGREEMENTS (Cost $5,693,870)			5,693,870

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,693,870)			5,693,870

		TOTAL INVESTMENTS (Cost $352,205,075) - 100.6%			484,041,597

		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(2,851,769)

		NET ASSETS - 100%			$ 481,189,828

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,646,684.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $23,030,654 or 4.8% of Total Investments.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $5,500,668 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $5,610,002.
(g)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $193,877 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $197,773.

6	See Notes to Financial Statements

Portfolio of Investments June 30, 2024

Global Real Estate Securities

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 98.0%
		COMMON STOCKS - 98.0%
		AUSTRALIA - 6.0%
1,737		Charter Hall Group	$22,012
14,922		Charter Hall Long Wale REIT	40,133
16,729		Dexus	73,423
50,001		Goodman Group	1,127,253
57,819		Ingenia Communities Group	208,357
11,625	(a)	NEXTDC Ltd	110,965
200,574		Scentre Group	471,091
136,335		Stockland	481,824
144,203		Vicinity Ltd	235,406

		TOTAL AUSTRALIA	2,770,464

		BELGIUM - 1.3%
2,353		Aedifica SA	183,603
3,649		Montea NV	280,484
1,184		VGP NV	119,760

		TOTAL BELGIUM	583,847

		CANADA - 2.9%
2,836		Boardwalk Real Estate Investment Trust	145,762
4,177		Chartwell Retirement Residences	57,022
7,911		CT Real Estate Investment Trust	92,254
28,650		Dream Industrial Real Estate Investment Trust	248,051
9,882		Killam Apartment Real Estate Investment Trust	142,307
22,562		Primaris Real Estate Investment Trust	243,887
10,608		RioCan Real Estate Investment Trust	137,960
19,949		Sienna Senior Living Inc	279,074

		TOTAL CANADA	1,346,317

		FRANCE - 1.5%
11,960		Carmila SA	235,224
4,647		Unibail-Rodamco-Westfield	446,705

		TOTAL FRANCE	681,929

		GERMANY - 1.7%
613		LEG Immobilien SE	54,564
251,768		Sirius Real Estate Ltd	336,949
22,056		TAG Immobilien AG	393,329

		TOTAL GERMANY	784,842

		HONG KONG - 2.6%
48,155		Hongkong Land Holdings Ltd	277,854
52,503		Link REIT	281,232
108,441		Sino Land Co Ltd	115,504
31,565		Sun Hung Kai Properties Ltd	363,725
57,899		Swire Properties Ltd	144,726

		TOTAL HONG KONG	1,183,041

		ITALY - 0.4%
16,942		Infrastrutture Wireless Italiane SpA	207,166

		TOTAL ITALY	207,166

		JAPAN - 9.7%
23		Daiwa Office Investment Corp	51,045
598		Invincible Investment Corp	257,516
321		KDX Realty Investment Corp	348,313
116		LaSalle Logiport REIT	112,117
118,750		Mitsui Fudosan Co Ltd	1,149,628
432		Nippon Accommodations Fund Inc	353,301
527		Nippon Building Fund Inc	486,621
605		Nippon Prologis REIT Inc	334,441
117		Orix JREIT Inc	152,632
419		Star Asia Investment Corp	166,484
12,827		Sumitomo Realty & Development Co Ltd	495,370
34,909		Tokyu Fudosan Holdings Corp	249,467

See Notes to Financial Statements	7

Portfolio of Investments June 30, 2024 (continued)

Global Real Estate Securities

SHARES		DESCRIPTION	VALUE
		JAPAN (continued)
281		United Urban Investment Corp	$302,787

		TOTAL JAPAN	4,459,722

		MALAYSIA - 0.0%
2,912		IGB Real Estate Investment Trust	1,758

		TOTAL MALAYSIA	1,758

		MEXICO - 0.5%
8,809		Corp Inmobiliaria Vesta SAB de CV, ADR	241,279

		TOTAL MEXICO	241,279

		NETHERLANDS - 0.8%
15,764		CTP NV	332,110
2,295		Wereldhave NV	46,251

		TOTAL NETHERLANDS	378,361

		SINGAPORE - 2.5%
96,012		CapitaLand Ascendas REIT	202,600
110,867		Capitaland India Trust	91,548
110,527		CapitaLand Integrated Commercial Trust	188,733
235,929		Frasers Centrepoint Trust	423,725
39,288		Keppel DC REIT	72,017
53,079		Mapletree Industrial Trust	85,197
20,634		Parkway Life Real Estate Investment Trust	66,593

		TOTAL SINGAPORE	1,130,413

		SPAIN - 1.0%
12,366	(b)	Cellnex Telecom SA	481,511

		TOTAL SPAIN	481,511

		SWEDEN - 2.4%
19,970		Cibus Nordic Real Estate AB publ	394,718
28,470		Dios Fastigheter AB	208,579
69,454	(a)	Fastighets AB Balder	517,729

		TOTAL SWEDEN	1,121,026

		UNITED KINGDOM - 3.4%
79,808		British Land Co PLC/The	414,216
8,474		Derwent London PLC	241,011
60,777		Hammerson PLC	249,773
3,647		LondonMetric Property PLC	10,184
21,123		Safestore Holdings PLC	205,281
211,111		Tritax Big Box REIT PLC	429,854

		TOTAL UNITED KINGDOM	1,550,319

		UNITED STATES - 61.3%
6,357		Acadia Realty Trust	118,049
11,982		Agree Realty Corp	875,405
8,920		American Homes 4 Rent, Class A	321,744
3,582		American Tower Corp	791,694
2,974		AvalonBay Communities Inc	605,209
5,451		Brixmor Property Group Inc	141,944
14,750		Broadstone Net Lease Inc	236,738
2,359		Camden Property Trust	265,836
20,097		CareTrust REIT Inc	614,968
679	(a)	CBRE Group Inc, Class A	95,141
175		Centerspace	10,533
13,548		COPT Defense Properties	373,654
1,095		Cousins Properties Inc	32,883
2,129		Crown Castle Inc	218,712
3,570		CubeSmart	151,725
11,834		Curbline Properties Corp	270,170
5,314		DiamondRock Hospitality Co	40,705
6,763		Digital Realty Trust Inc	1,178,994
3,996		EastGroup Properties Inc	667,812
26,722		Empire State Realty Trust Inc, Class A	216,181
2,790		Equinix Inc	2,219,361
1,401		Equity LifeStyle Properties Inc	86,400

8	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE
		UNITED STATES (continued)
11,837		Equity Residential			$798,879
9,860		Essential Properties Realty Trust Inc			314,633
998		Essex Property Trust Inc			282,833
7,711		Extra Space Storage Inc			1,136,910
484		Federal Realty Investment Trust			45,975
5,082		First Industrial Realty Trust Inc			244,597
605		Four Corners Property Trust Inc			16,281
14,605		Gaming and Leisure Properties Inc			681,761
31,603		Healthpeak Properties Inc			553,369
992		Highwoods Properties Inc			30,841
7,735		Host Hotels & Resorts Inc			118,810
1,701		InvenTrust Properties Corp			46,607
31,993		Invitation Homes Inc			1,049,370
6,833		Iron Mountain Inc			700,861
1,247	(a)	Jones Lang LaSalle Inc			318,958
32,051		Kimco Realty Corp			673,712
1,233		Lamar Advertising Co, Class A			149,637
10,847		Lineage Inc			472,061
4,387		Macerich Co/The			70,982
689		Marriott International Inc/MD, Class A			188,242
516		Mid-America Apartment Communities Inc			76,373
3,574		NNN REIT Inc			154,325
5,442		Omega Healthcare Investors Inc			199,449
19,658		Prologis Inc			2,066,449
3,545		Public Storage			1,040,174
8,597		Rayonier Inc			190,681
7,136		Realty Income Corp			411,105
6,327		Regency Centers Corp			450,672
947		Ryman Hospitality Properties Inc			93,440
5,447		Simon Property Group Inc			875,660
6,086		SITE Centers Corp			68,833
3,500		SL Green Realty Corp			216,650
606		Smartstop Self Storage REIT Inc			21,955
914		Sun Communities Inc			115,612
5,817		Sunstone Hotel Investors Inc			50,492
2,166		Terreno Realty Corp			121,448
12,209		UDR Inc			498,493
10,369		Urban Edge Properties			193,486
18,310		Ventas Inc			1,156,277
11,269		Veris Residential Inc			167,795
9,240		VICI Properties Inc			301,224
15,541		Welltower Inc			2,389,118

		TOTAL UNITED STATES			28,288,888

		TOTAL COMMON STOCKS (Cost $38,514,238)			45,210,883

		TOTAL LONG-TERM INVESTMENTS (Cost $38,514,238)			45,210,883

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.6%
		REPURCHASE AGREEMENTS - 1.6%
$725,000	(c)	Fixed Income Clearing Corporation	4.370%	07/01/25	725,000

		TOTAL REPURCHASE AGREEMENTS (Cost $725,000)			725,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $725,000)			725,000

		TOTAL INVESTMENTS (Cost $39,239,238) - 99.6%			45,935,883

		OTHER ASSETS & LIABILITIES, NET - 0.4%			176,841

		NET ASSETS - 100%			$46,112,724

See Notes to Financial Statements	9

Portfolio of Investments June 30, 2024 (continued)

Global Real Estate Securities

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $481,511 or 1.0% of Total Investments.
(c)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $725,088 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $739,581.

10	See Notes to Financial Statements

Portfolio of Investments June 30, 2024

Real Asset Income

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 97.4%
		ASSET-BACKED SECURITIES - 0.1%
$ 1,000,000	(a),(b)	Arbor Realty Collateralized Loan Obligation Ltd, Series 2025 BTR1, (TSFR1M + 1.925%)	6.340%	01/20/41	$1,001,813

		TOTAL ASSET-BACKED SECURITIES (Cost $997,514)			1,001,813

SHARES		DESCRIPTION			VALUE
		COMMON STOCKS - 47.6%
		ENERGY - 7.2%
270,666		Enbridge Inc			12,266,583
910,953		Energy Transfer LP			16,515,578
147,523		Enterprise Products Partners LP			4,574,688
160,361		Gibson Energy Inc			2,814,487
276,855		Kinder Morgan Inc			8,139,537
144,994		MPLX LP			7,468,641
94,480		ONEOK Inc			7,712,403
304,183		Pembina Pipeline Corp			11,421,242
280,272		Plains All American Pipeline LP			5,134,583
27,449		Plains GP Holdings LP, Class A			533,334
69,181		TC Energy Corp			3,377,384

		TOTAL ENERGY			79,958,460

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 23.6%
116,608		Acadia Realty Trust			2,165,411
13,601		Aedifica SA			1,061,277
23,408		Agree Realty Corp			1,710,188
402,807		Apple Hospitality REIT Inc			4,700,758
247,807		Armada Hoffler Properties Inc			1,702,434
936,297		British Land Co PLC/The			4,859,527
68,191		Brixmor Property Group Inc			1,775,694
661,327		Broadstone Net Lease Inc			10,614,298
22,819		BXP Inc			1,539,598
801,500		CapitaLand Ascendas REIT			1,691,288
792,278		CapitaLand Integrated Commercial Trust			1,352,873
43,144		CareTrust REIT Inc			1,320,206
138,752		Carmila SA			2,728,917
70,382		Centerspace			4,236,293
197,011		Charter Hall Long Wale REIT			529,867
882,474		Charter Hall Retail REIT			2,230,875
125,302		Community Healthcare Trust Inc			2,083,772
103,404		COPT Defense Properties			2,851,882
33,752		Cousins Properties Inc			1,013,573
181,002		Crombie Real Estate Investment Trust			1,976,501
24,504		Crown Castle Inc			2,517,296
243,622		CT Real Estate Investment Trust			2,840,989
88,205		CubeSmart			3,748,712
2,264		Daiwa Securities Living Investments Corp			1,502,964
68,081		Derwent London PLC			1,936,312
338,357		Dexus			1,485,032
634,140		Dream Industrial Real Estate Investment Trust			5,490,369
36,854		Elme Communities			585,979
53,522		Equity Residential			3,612,200
55,081		Extra Space Storage Inc			8,121,143
1,084,519	(b)	FIBRA Macquarie Mexico			1,733,312
251,064		Four Corners Property Trust Inc			6,756,132
4,011,717		Frasers Centrepoint Trust			7,204,984
1,272,953		Frasers Logistics & Commercial Trust			856,474
325,926		Gaming and Leisure Properties Inc			13,789,004
27,242		Gecina SA			2,998,918
578,043		Hammerson PLC			2,375,562
52,967		Healthcare Realty Trust Inc			840,057

See Notes to Financial Statements	11

Portfolio of Investments June 30, 2024 (continued)

Real Asset Income

SHARES	DESCRIPTION	VALUE
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
387,336	Healthpeak Properties Inc	$6,782,253
131,662	Highwoods Properties Inc	4,093,372
49,754	Host Hotels & Resorts Inc	764,221
56,162	IGB Real Estate Investment Trust	33,896
10,265	Invincible Investment Corp	4,420,410
1,447	Japan Metropolitan Fund Invest	1,025,585
4,087	KDX Realty Investment Corp	4,434,747
16,261	Kilroy Realty Corp	557,915
198,588	Kimco Realty Corp	4,174,320
40,377	Lamar Advertising Co, Class A	4,900,153
3,576	LaSalle Logiport REIT	3,456,286
41,278	Lineage Inc	1,796,419
145,043	Link REIT	776,922
3,050,607	LondonMetric Property PLC	8,518,502
497,761	LXP Industrial Trust	4,111,506
2,019,656	Mapletree Industrial Trust	3,241,738
879,410	Mapletree Logistics Trust	817,483
5,497	Mid-America Apartment Communities Inc	813,611
3,805	Millrose Properties Inc	108,480
43,402	Montea NV	3,336,142
269,085	Nexus Industrial REIT	1,483,994
267	Nippon Accommodations Fund Inc	218,360
32,029	NNN REIT Inc	1,383,012
302,437	Omega Healthcare Investors Inc	11,084,316
2,223	Orix JREIT Inc	2,900,004
166,571	Parkway Life Real Estate Investment Trust	537,580
116,474	Postal Realty Trust Inc, Class A	1,715,662
304,124	Primaris Real Estate Investment Trust	3,287,465
52,934	Rayonier Inc	1,174,076
91,365	Realty Income Corp	5,263,538
26,276	Rexford Industrial Realty Inc	934,637
184,853	RioCan Real Estate Investment Trust	2,404,073
165,825	Sabra Health Care REIT Inc	3,057,813
53,324	Safestore Holdings PLC	518,222
889,860	Scentre Group	2,090,027
80,636	Simon Property Group Inc	12,963,043
5,181	SITE Centers Corp	58,597
28,894	SL Green Realty Corp	1,788,539
10,595	Smartstop Self Storage REIT Inc	383,857
8,588	Star Asia Investment Corp	3,412,328
614,898	Stockland	2,173,123
1,313,487	Tritax Big Box REIT PLC	2,674,457
244,080	UDR Inc	9,965,786
7,224	Unibail-Rodamco-Westfield	694,426
2,522	United Urban Investment Corp	2,717,546
1,227,610	Vicinity Ltd	2,004,030
146,310	Warehouses De Pauw CVA	3,584,186
1,065,562	Waypoint REIT Ltd	1,726,372
120,946	Wereldhave NV	2,437,395

	TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	263,341,096

	FINANCIAL SERVICES - 0.6%
102,025	Apollo Commercial Real Estate Finance Inc	987,602
65,628	Blackstone Mortgage Trust Inc, Class A	1,263,339
45,453	KKR Real Estate Finance Trust Inc	398,623
187,660	Starwood Property Trust Inc	3,766,336

	TOTAL FINANCIAL SERVICES	6,415,900

	HEALTH CARE EQUIPMENT & SERVICES - 0.9%
745,633	Sienna Senior Living Inc	10,430,922

	TOTAL HEALTH CARE EQUIPMENT & SERVICES	10,430,922

12	See Notes to Financial Statements

SHARES		DESCRIPTION		VALUE
		MATERIALS - 0.4%
12,052,917		Keppel Infrastructure Trust		$3,794,105

		TOTAL MATERIALS		3,794,105

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
1,375,418		Capitaland India Trust		1,135,745
334,367		Cibus Nordic Real Estate AB publ		6,608,952
876,348		Hongkong Land Holdings Ltd		5,056,528
911,603		Sino Land Co Ltd		970,979
3,574,705		Sirius Real Estate Ltd		4,784,147
799,618		Swire Properties Ltd		1,998,749

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		20,555,100

		TELECOMMUNICATION SERVICES - 0.5%
771,912		HKT Trust & HKT Ltd		1,154,063
304,533		Infrastrutture Wireless Italiane SpA		3,723,817
103,214	(b)	RAI Way SpA		739,212

		TOTAL TELECOMMUNICATION SERVICES		5,617,092

		TRANSPORTATION - 2.5%
185,440	(b)	Aena SME SA		4,950,094
882,639		Atlas Arteria Ltd		2,958,136
1,069,078		Dalrymple Bay Infrastructure Ltd		2,991,190
184,790		Enav SpA		854,540
19,665		Grupo Aeroportuario del Pacifico SAB de CV, ADR		4,515,477
23,024		Grupo Aeroportuario del Sureste SAB de CV, ADR		7,341,663
491,261		Transurban Group		4,520,072

		TOTAL TRANSPORTATION		28,131,172

		UTILITIES - 10.0%
12,140		American Electric Power Co Inc		1,259,646
82,316		Capital Power Corp		3,312,588
250,104		CK Infrastructure Holdings Ltd		1,656,251
168,401		Clearway Energy Inc, Class A		5,095,814
94,000		CLP Holdings Ltd		793,901
170,790		Dominion Energy Inc		9,653,051
12,299		Duke Energy Corp		1,451,282
1,093,675		Enel SpA		10,379,750
186,156		Engie SA		4,375,187
17,673		Entergy Corp		1,468,980
218,075		Evergy Inc		15,031,910
11,669		Eversource Energy		742,382
176,243		Exelon Corp		7,652,471
469,702		Italgas SpA		3,984,350
766,002		National Grid PLC		11,243,882
129,353	(c)	National Grid PLC, Sponsored ADR		9,625,157
80,555		Northwestern Energy Group Inc		4,132,471
46,586		OGE Energy Corp		2,067,487
302,384		Pennon Group PLC		2,086,221
17,597		Pinnacle West Capital Corp		1,574,404
332,215		REN - Redes Energeticas Nacionais SGPS SA		1,184,338
1,360,193		Snam SpA		8,234,187
206,268		Terna - Rete Elettrica Nazionale		2,120,634
76,243		Veolia Environnement SA		2,722,019

		TOTAL UTILITIES		111,848,363

		TOTAL COMMON STOCKS (Cost $461,754,055)		530,092,210

SHARES		DESCRIPTION	RATE	VALUE
		CONVERTIBLE PREFERRED SECURITIES - 1.3%
		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
26,641		Kimco Realty Corp	7.250%	1,612,846
16,486		LXP Industrial Trust	6.500	763,467

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,376,313

See Notes to Financial Statements	13

Portfolio of Investments June 30, 2024 (continued)

Real Asset Income

SHARES		DESCRIPTION	RATE		VALUE
		UTILITIES - 1.1%
89,950		NextEra Energy Inc	7.299%		$4,235,745
144,312		NextEra Energy Inc	6.926		5,734,959
46,000		PG&E Corp	6.000		1,729,600

		TOTAL UTILITIES			11,700,304

		TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $15,516,064)			14,076,617

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CORPORATE BONDS - 32.7% (d)
		AUTOMOBILES & COMPONENTS - 0.1%
$1,400,000	(b)	Clarios Global LP / Clarios US Finance Co	6.750	02/15/30	1,455,702

		TOTAL AUTOMOBILES & COMPONENTS			1,455,702

		CAPITAL GOODS - 0.9%
3,230,000	(b)	Advanced Drainage Systems Inc	6.375	06/15/30	3,303,505
975,000	(b)	Albion Financing 1 SARL / Aggreko Holdings Inc	7.000	05/21/30	995,014
2,335,000	(b)	Chart Industries Inc	7.500	01/01/30	2,444,572
1,150,000	(b)	Dcli Bidco LLC	7.750	11/15/29	1,164,902
490,000	(b)	Herc Holdings Inc	7.000	06/15/30	511,735
1,870,000	(b)	Trinity Industries Inc	7.750	07/15/28	1,947,672

		TOTAL CAPITAL GOODS			10,367,400

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,500,000	(b)	Cougar JV Subsidiary LLC	8.000	05/15/32	1,598,816
2,000,000	(b)	Kohl’s Corp	10.000	06/01/30	2,073,038
1,715,000	(b)	LCM Investments Holdings II LLC	4.875	05/01/29	1,667,753

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			5,339,607

		CONSUMER SERVICES - 1.5%
EUR 600,000	(e),(f)	Accor SA, Reg S	7.250	N/A	780,098
840,000		Choice Hotels International Inc	5.850	08/01/34	846,553
2,975,000	(b)	Churchill Downs Inc	5.750	04/01/30	2,984,695
1,580,000	(b)	Hilton Domestic Operating Co Inc	5.875	03/15/33	1,609,827
800,000	(b)	Merlin Entertainments Group US Holdings Inc	7.375	02/15/31	714,891
2,000,000	(c)	MGM Resorts International	6.500	04/15/32	2,032,630
2,840,000		Piedmont Operating Partnership LP	9.250	07/20/28	3,163,304
1,385,000	(b)	Six Flags Entertainment Corp / Six Flags Theme Parks Inc	6.625	05/01/32	1,428,537
590,000	(b)	Vail Resorts Inc	5.625	07/15/30	592,212
500,000	(b)	Viking Ocean Cruises Ship VII Ltd	5.625	02/15/29	497,561
1,655,000	(b)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp	6.250	03/15/33	1,665,612

		TOTAL CONSUMER SERVICES			16,315,920

		ENERGY - 8.8%
2,126,000	(b)	Archrock Partners LP / Archrock Partners Finance Corp	6.250	04/01/28	2,133,038
2,575,000	(b)	Archrock Partners LP / Archrock Partners Finance Corp	6.625	09/01/32	2,623,507
2,500,000	(b)	Buckeye Partners LP	6.875	07/01/29	2,590,055
2,400,000		Cheniere Energy Partners LP	4.500	10/01/29	2,374,310
1,270,000	(b)	CNX Midstream Partners LP	4.750	04/15/30	1,199,608
250,000	(b)	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.500	06/15/31	246,974
700,000	(b)	CQP Holdco LP / BIP-V Chinook Holdco LLC	7.500	12/15/33	759,562
1,625,000	(b)	Delek Logistics Partners LP / Delek Logistics Finance Corp	8.625	03/15/29	1,686,558
1,560,000	(b)	DT Midstream Inc	4.375	06/15/31	1,493,832
4,182,000	(f)	Enbridge Inc	6.000	01/15/77	4,179,430
1,822,000	(f)	Enbridge Inc	8.500	01/15/84	2,028,557
2,439,000	(f)	Enbridge Inc	7.625	01/15/83	2,571,955
1,268,000	(f)	Enbridge Inc	5.750	07/15/80	1,264,451
2,947,000	(f)	Enbridge Inc	6.250	03/01/78	2,958,673
3,187,000	(f)	Enbridge Inc	5.500	07/15/77	3,160,565
1,444,000	(f)	Energy Transfer LP	7.125	10/01/54	1,480,776
2,278,000	(a),(c),(f)	Energy Transfer LP (TSFR3M + 3.279%)	7.555	11/01/66	2,269,594
3,801,000	(e),(f)	Energy Transfer LP	7.125	N/A	3,871,942
1,329,000	(e),(f)	Energy Transfer LP	6.500	N/A	1,334,938
975,000	(f)	Energy Transfer LP	8.000	05/15/54	1,037,287
4,589,000	(f)	Enterprise Products Operating LLC	5.375	02/15/78	4,513,739
3,166,000	(f)	Enterprise Products Operating LLC	5.250	08/16/77	3,132,493

14	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		ENERGY (continued)
CAD 1,060,000	(f)	Gibson Energy Inc	5.250%	12/22/80	$759,697
$2,750,000	(b)	Global Partners LP / GLP Finance Corp	8.250	01/15/32	2,892,126
840,000	(b)	Harvest Midstream I LP	7.500	05/15/32	887,182
CAD 1,517,000	(f)	Inter Pipeline Ltd/AB	6.625	11/19/79	1,136,789
CAD 1,380,000	(f)	Keyera Corp	6.875	06/13/79	1,061,680
CAD 2,123,000	(f)	Keyera Corp	5.950	03/10/81	1,569,983
2,950,000		ONEOK Inc	5.050	11/01/34	2,870,782
500,000		PBF Holding Co LLC / PBF Finance Corp	6.000	02/15/28	478,170
CAD 3,461,000	(f)	Pembina Pipeline Corp	4.800	01/25/81	2,488,616
1,326,000	(a),(e),(f)	Plains All American Pipeline LP (TSFR3M + 4.372%)	8.698	N/A	1,328,803
300,000	(b)	Rockies Express Pipeline LLC	6.750	03/15/33	313,101
1,405,000	(b),(f)	South Bow Canadian Infrastructure Holdings Ltd	7.625	03/01/55	1,458,611
732,000	(b),(f)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	755,239
2,500,000	(b)	Sunoco LP	6.250	07/01/33	2,541,747
1,565,000	(b)	Sunoco LP	7.000	05/01/29	1,629,764
1,680,000		Targa Resources Corp	6.125	03/15/33	1,770,559
770,000		Targa Resources Corp	6.150	03/01/29	809,773
2,885,000	(f)	TransCanada PipeLines Ltd	7.590	05/15/67	2,657,661
2,274,000	(f)	Transcanada Trust	5.875	08/15/76	2,277,585
572,000	(f)	Transcanada Trust	5.300	03/15/77	568,100
2,275,000	(f)	Transcanada Trust	5.500	09/15/79	2,252,562
2,345,000	(f)	Transcanada Trust	5.600	03/07/82	2,277,837
1,250,000	(b)	TransMontaigne Partners LLC	8.500	06/15/30	1,300,369
1,000,000	(b)	Transocean Inc	8.000	02/01/27	985,119
678,571	(b)	Transocean Titan Financing Ltd	8.375	02/01/28	689,267
1,970,000	(b)	US LIQUIDSCO0	5.584	10/01/34	1,949,236
1,550,000	(b)	USA Compression Partners LP / USA Compression Finance Corp	7.125	03/15/29	1,588,645
7,571,000	(b),(e),(f)	Venture Global LNG Inc	9.000	N/A	7,360,517
265,000	(b)	Venture Global Plaquemines LNG LLC	6.500	01/15/34	265,000

		TOTAL ENERGY			97,836,364

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
3,025,000		Agree LP	4.800	10/01/32	2,991,964
1,335,000		Alexandria Real Estate Equities Inc	5.250	05/15/36	1,309,968
1,725,000		American Assets Trust LP	6.150	10/01/34	1,723,850
2,015,000		American Homes 4 Rent LP	5.500	02/01/34	2,048,684
2,535,000		Essex Portfolio LP	5.500	04/01/34	2,589,406
2,065,000		Extra Space Storage LP	5.700	04/01/28	2,132,919
1,930,000		Federal Realty OP LP	5.375	05/01/28	1,978,055
1,135,000		GLP Capital LP / GLP Financing II Inc	6.750	12/01/33	1,212,368
670,000		GLP Capital LP / GLP Financing II Inc	5.750	06/01/28	686,546
3,270,000	(b)	Iron Mountain Inc	6.250	01/15/33	3,362,234
1,105,000		Kilroy Realty LP	6.250	01/15/36	1,101,654
1,040,000		Kimco Realty OP LLC	4.600	02/01/33	1,025,189
1,765,000		Kite Realty Group LP	5.500	03/01/34	1,799,328
1,375,000		Kite Realty Group LP	4.000	10/01/26	1,362,874
1,180,000	(b)	Lineage OP LP	5.250	07/15/30	1,187,152
1,345,000		Mid-America Apartments LP	5.300	02/15/32	1,389,601
2,665,000	(b)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	2,789,072
4,415,000	(b)	RHP Hotel Properties LP / RHP Finance Corp	6.500	04/01/32	4,540,594
810,000	(b)	RHP Hotel Properties LP / RHP Finance Corp	6.500	06/15/33	833,284
1,765,000	(b)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	10.500	02/15/28	1,870,975
545,000	(b)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	8.625	06/15/32	550,531
760,000	(b),(c)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	6.500	02/15/29	734,562
2,165,000		Ventas Realty LP	5.000	01/15/35	2,127,956

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			41,348,766

See Notes to Financial Statements	15

Portfolio of Investments June 30, 2024 (continued)

Real Asset Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		FINANCIAL SERVICES - 1.2%
$1,000,000	(b)	Azorra Finance Ltd	7.750%	04/15/30	$1,042,748
425,000	(b),(g)	Azorra Finance Ltd	7.250	01/15/31	433,892
1,875,000	(b)	HAT Holdings I LLC / HAT Holdings II LLC	8.000	06/15/27	1,953,430
2,700,000	(b)	Hunt Cos Inc	5.250	04/15/29	2,601,593
745,000	(f)	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	739,254
1,810,000	(f)	National Rural Utilities Cooperative Finance Corp	7.125	09/15/53	1,892,469
1,315,000	(b)	Starwood Property Trust Inc	7.250	04/01/29	1,383,144
2,890,000	(b)	Starwood Property Trust Inc	6.000	04/15/30	2,923,070

		TOTAL FINANCIAL SERVICES			12,969,600

		HEALTH CARE EQUIPMENT & SERVICES - 0.6%
650,000	(b)	CHS/Community Health Systems Inc	6.000	01/15/29	625,215
1,500,000	(b)	CHS/Community Health Systems Inc	5.250	05/15/30	1,330,121
1,250,000	(b)	LifePoint Health Inc	11.000	10/15/30	1,378,995
1,000,000	(b),(c)	LifePoint Health Inc	10.000	06/01/32	1,031,665
1,250,000	(b)	Prime Healthcare Services Inc	9.375	09/01/29	1,240,625
1,000,000		Tenet Healthcare Corp	6.125	06/15/30	1,017,384

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,624,005

		MEDIA & ENTERTAINMENT - 0.8%
1,500,000	(b)	Cablevision Lightpath LLC	5.625	09/15/28	1,449,084
3,477,000	(b),(c)	CCO Holdings LLC / CCO Holdings Capital Corp	6.375	09/01/29	3,546,666
1,375,000	(b)	CSC Holdings LLC	5.500	04/15/27	1,312,777
800,000	(b)	CSC Holdings LLC	11.250	05/15/28	796,989
1,500,000	(b)	Directv Financing LLC / Directv Financing Co-Obligor Inc	5.875	08/15/27	1,495,104
1,000,000	(b)	LCPR Senior Secured Financing DAC	6.750	10/15/27	673,590

		TOTAL MEDIA & ENTERTAINMENT			9,274,210

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
2,750,000	(b)	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	2,773,488
1,500,000		Kennedy-Wilson Inc	4.750	03/01/29	1,405,822
3,000,000		Tenet Healthcare Corp	6.750	05/15/31	3,103,767

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			7,283,077

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,000,000	(b)	Viasat Inc	6.500	07/15/28	945,091

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			945,091

		TELECOMMUNICATION SERVICES - 1.6%
600,000		EchoStar Corp	10.750	11/30/29	618,000
1,945,000	(b)	Iliad Holding SASU	8.500	04/15/31	2,080,421
1,200,000	(b)	Iliad Holding SASU	7.000	04/15/32	1,229,497
1,000,000	(b)	Level 3 Financing Inc	3.750	07/15/29	841,250
2,500,000	(b)	Level 3 Financing Inc	10.000	10/15/32	2,524,981
1,000,000	(b)	Lumen Technologies Inc	4.500	01/15/29	900,000
2,095,000	(b)	Sable International Finance Ltd	7.125	10/15/32	2,100,566
1,135,000	(b)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	1,188,670
3,250,000	(b)	Zayo Group Holdings Inc	4.000	03/01/27	3,047,774
1,506,000	(b)	Zayo Group Holdings Inc	6.125	03/01/28	1,299,638
2,150,000	(b)	Zegona Finance PLC	8.625	07/15/29	2,295,125

		TOTAL TELECOMMUNICATION SERVICES			18,125,922

		TRANSPORTATION - 0.8%
2,925,000	(b)	Air Transport Services Group Inc	7.250	03/15/32	3,100,664
3,650,000	(b)	Brightline East LLC	11.000	01/31/30	2,701,000
1,100,000	(b),(c)	VistaJet Malta Finance PLC / Vista Management Holding Inc	9.500	06/01/28	1,130,571
2,305,000	(b)	XPO Inc	7.125	06/01/31	2,409,610

		TOTAL TRANSPORTATION			9,341,845

		UTILITIES - 11.5%
1,345,000		AEP Transmission Co LLC	5.150	04/01/34	1,360,361
1,725,000	(b),(f)	AES Andes SA	8.150	06/10/55	1,784,694
2,145,000	(f)	AES Corp/The	6.950	07/15/55	2,092,465
1,891,000	(f)	AES Corp/The	7.600	01/15/55	1,946,973
3,916,000	(b),(f)	AltaGas Ltd	7.200	10/15/54	3,916,865
CAD 2,738,000	(f)	AltaGas Ltd	7.350	08/17/82	2,105,812
CAD 1,285,000	(f)	AltaGas Ltd	8.900	11/10/83	1,050,855

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		UTILITIES (continued)
$2,205,000		Ameren Illinois Co	4.950%	06/01/33	$2,234,553
2,775,000	(b)	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC	6.375	02/15/32	2,779,523
CAD 1,328,000	(f)	Capital Power Corp	7.950	09/09/82	1,061,532
3,120,000	(b)	Clearway Energy Operating LLC	4.750	03/15/28	3,082,829
2,044,000	(f)	CMS Energy Corp	4.750	06/01/50	1,986,380
1,159,000	(f)	CMS Energy Corp	3.750	12/01/50	1,041,788
3,169,000	(f)	CMS Energy Corp	6.500	06/01/55	3,176,583
1,270,000	(b)	ContourGlobal Power Holdings SA	6.750	02/28/30	1,308,557
5,634,000	(f)	Dominion Energy Inc	6.625	05/15/55	5,717,794
3,203,000	(f)	Dominion Energy Inc	7.000	06/01/54	3,436,601
730,000		DTE Electric Co	5.200	03/01/34	745,460
4,866,000	(f)	Duke Energy Corp	6.450	09/01/54	5,001,335
1,170,000		Duke Energy Progress LLC	5.100	03/15/34	1,186,562
840,000	(e),(f)	Edison International	5.375	N/A	790,878
1,294,000	(e),(f)	Edison International	5.000	N/A	1,118,588
807,000	(c),(f)	Edison International	8.125	06/15/53	779,477
514,000	(c),(f)	Edison International	7.875	06/15/54	486,946
1,987,000	(b),(e),(f)	Electricite de France SA	9.125	N/A	2,241,187
GBP 1,700,000	(e),(f)	Electricite de France SA, Reg S	5.875	N/A	2,294,477
3,543,000	(f)	Emera Inc	6.750	06/15/76	3,565,226
3,174,000	(f)	Entergy Corp	7.125	12/01/54	3,284,000
1,463,000	(f)	EUSHI Finance Inc	7.625	12/15/54	1,514,514
3,283,000	(f)	Evergy Inc	6.650	06/01/55	3,333,014
4,736,000	(f)	Exelon Corp	6.500	03/15/55	4,817,297
1,975,000	(b)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	1,827,210
1,436,000	(b)	Ferrellgas LP / Ferrellgas Finance Corp	5.375	04/01/26	1,422,367
1,930,000		Interstate Power and Light Co	5.600	06/29/35	1,983,789
1,725,000	(b)	ITC Holdings Corp	4.950	09/22/27	1,743,556
1,000,000	(b)	LONG RIDGE ENERGY LLC	8.750	02/15/32	1,038,753
2,551,000	(f)	NextEra Energy Capital Holdings Inc	5.650	05/01/79	2,541,234
1,089,000	(f)	NextEra Energy Capital Holdings Inc	6.750	06/15/54	1,129,805
3,894,000	(f)	NextEra Energy Capital Holdings Inc	6.375	08/15/55	3,976,380
4,844,000	(f)	NiSource Inc	6.950	11/30/54	5,042,449
895,000		OGE Energy Corp	5.450	05/15/29	926,510
2,010,000	(b)	Pattern Energy Operations LP / Pattern Energy Operations Inc	4.500	08/15/28	1,947,411
3,064,000	(f)	PG&E Corp	7.375	03/15/55	2,901,670
1,607,000	(f)	PPL Capital Funding Inc	7.222	03/30/67	1,598,671
2,490,000	(f)	Sempra	6.875	10/01/54	2,511,014
4,343,000	(f)	Sempra	6.400	10/01/54	4,122,926
3,097,000	(f)	Sempra	6.550	04/01/55	2,936,745
1,662,000	(f)	Sempra	4.125	04/01/52	1,598,094
3,250,000	(f)	Southern Co/The	6.375	03/15/55	3,344,162
550,000	(b)	Superior Plus LP / Superior General Partner Inc	4.500	03/15/29	528,976
3,315,000	(b)	TerraForm Power Operating LLC	4.750	01/15/30	3,173,753
1,056,000	(b),(e),(f)	Vistra Corp	8.000	N/A	1,081,606
652,000	(b),(e),(f)	Vistra Corp	7.000	N/A	659,846
4,981,000	(b),(e),(f)	Vistra Corp	8.875	N/A	5,413,794
1,815,000	(b),(c)	XPLR Infrastructure Operating Partners LP	7.250	01/15/29	1,860,615
910,000	(b)	XPLR Infrastructure Operating Partners LP	4.500	09/15/27	887,067
415,000	(b),(c)	XPLR Infrastructure Operating Partners LP	8.625	03/15/33	444,787

		TOTAL UTILITIES			127,886,316

		TOTAL CORPORATE BONDS (Cost $359,651,061)			365,113,825

SHARES		DESCRIPTION			VALUE
		INVESTMENT COMPANIES - 0.7%
2,647,343		Foresight Environmental Infrastructure Ltd			2,914,368
971,475		Greencoat UK Wind PLC/Funds			1,606,861
1,549,371		Sdcl Efficiency Income Trust PLC			1,193,103
1,257,922		Sequoia Economic Infrastructure Income Fund Ltd			1,407,249

See Notes to Financial Statements	17

Portfolio of Investments June 30, 2024 (continued)

Real Asset Income

SHARES		DESCRIPTION			VALUE
		INVESTMENT COMPANIES (continued)
231,968		Starwood European Real Estate Finance Ltd			$278,610

		TOTAL INVESTMENT COMPANIES (Cost $8,199,229)			7,400,191

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MORTGAGE-BACKED SECURITIES - 1.4%
$ 1,000,000	(a),(b)	ARDN 2025-ARCP Mortgage Trust, (TSFR1M + 4.500%)	8.800%	06/15/35	1,004,552
250,000	(a),(b)	BMP 2024-MF23, (TSFR1M + 2.390%)	7.194	06/15/41	250,823
980,000	(a),(b)	BX Commercial Mortgage Trust 2021-21M, (TSFR1M + 2.285%)	6.607	10/15/36	976,487
1,052,085	(a),(b)	BX Commercial Mortgage Trust 2021-SOAR, (LIBOR 1 M + 1.914%)	1.910	06/15/38	1,052,549
1,130,305	(a),(b)	BX Trust 2021-SDMF, (LIBOR 1 M + 1.701%)	2.911	09/15/34	1,119,813
1,000,000	(a),(b)	BX Trust 2021-VIEW, (TSFR1M + 3.714%)	8.036	06/15/36	1,001,394
500,000	(a),(b)	BX Trust 2022-LBA6, (TSFR1M + 2.000%)	4.845	01/15/39	499,364
1,000,000	(a),(b)	BX Trust 2025-LUNR, (TSFR1M + 2.000%)	6.312	06/15/40	1,003,321
200,000	(a),(b)	COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3	4.767	06/10/47	86,000
1,000,000	(a),(b)	DBGS 2024-SBL, (TSFR1M + 2.740%)	7.062	08/15/34	1,002,726
998,838	(a),(b)	ELP Commercial Mortgage Trust 2021-ELP, (TSFR1M + 2.233%)	6.545	11/15/38	998,339
1,000,000	(a),(b),(g)	GSAT Trust 2025-BMF, (TSFR1M + 2.500%)	6.820	07/15/30	1,002,573
1,000,000	(a),(b)	ILPT Commercial Mortgage Trust 2025-LPF2	6.508	07/15/42	1,021,037
1,000,000	(a),(b)	IP 2025-IP Mortgage Trust	5.831	06/10/42	1,013,288
800,000	(a),(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-ACB, (SOFR30A + 2.900%)	7.245	03/15/39	801,470
1,000,000	(a),(b)	LBA Trust 2024-7IND, (TSFR1M + 2.641%)	6.953	10/15/41	1,004,263
1,300,000	(a),(b)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 4.329%)	8.641	07/15/36	870,060
400,000	(a),(b)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 2.829%)	7.141	07/15/36	314,830
384,522	(a),(b)	TTAN 2021-MHC, (TSFR1M + 1.864%)	6.338	03/15/38	385,288

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,972,193)			15,408,177

SHARES		DESCRIPTION	RATE		VALUE
		PREFERRED STOCK - 10.4%
		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.5%
309,301		Agree Realty Corp	4.250		5,248,838
154,962		American Homes 4 Rent	5.875		3,537,782
86,840		American Homes 4 Rent	6.250		2,041,608
124,131		Armada Hoffler Properties Inc	6.750		2,681,230
79,759		DiamondRock Hospitality Co	8.250		1,951,703
147,412		Digital Realty Trust Inc	5.850		3,383,105
166,570		Digital Realty Trust Inc	5.200		3,328,069
161,695		Digital Realty Trust Inc	5.250		3,405,297
153,547		Federal Realty Investment Trust	5.000		3,077,082
169,915		Kimco Realty Corp	5.250		3,389,804
123,052		Kimco Realty Corp	5.125		2,417,972
4,704		Mid-America Apartment Communities Inc	8.500		255,153
141,428		National Storage Affiliates Trust	6.000		3,160,916
84,312		Pebblebrook Hotel Trust	6.375		1,479,676
129,124		Pebblebrook Hotel Trust	6.300		2,266,126
103,954		Pebblebrook Hotel Trust	5.700		1,701,727
74,120		Public Storage	4.000		1,168,131
28,117		Public Storage	3.950		441,437
83,177		Public Storage	4.000		1,308,374
28,481		Public Storage	5.050		570,190
23,748		Public Storage	4.700		437,438
69,361		Public Storage	4.750		1,312,310
63,214		Public Storage	4.625		1,154,288
67,287	(c)	Public Storage	4.125		1,115,618
29,823		Public Storage	3.875		456,292
19,070		Public Storage	3.900		293,869

18	See Notes to Financial Statements

SHARES		DESCRIPTION	RATE		VALUE
		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
71,720		Public Storage	4.875%		$1,371,286
96,037		Public Storage	4.100		1,557,720
135,428		Regency Centers Corp	5.875		3,041,713
131,975		Regency Centers Corp	6.250		3,130,447
182,003		Rexford Industrial Realty Inc	5.625		3,853,003
76,309		Rexford Industrial Realty Inc	5.875		1,708,940
21,577		RLJ Lodging Trust	1.950		510,512
74,470		Summit Hotel Properties Inc	6.250		1,313,651
40,732		Summit Hotel Properties Inc	5.875		723,400
100,413		Sunstone Hotel Investors Inc	5.700		1,871,698
78,370		Sunstone Hotel Investors Inc	6.125		1,576,804
35,129		UMH Properties Inc	6.375		765,461
152,544		Vornado Realty Trust	4.450		2,196,634
148,116		Vornado Realty Trust	5.250		2,445,395
167,733		Vornado Realty Trust	5.250		2,775,981
168,698		Vornado Realty Trust	5.400		2,883,049

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			83,309,729

		FINANCIAL SERVICES - 0.1%
49,287		Brookfield Finance Inc	4.625		757,048

		TOTAL FINANCIAL SERVICES			757,048

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
50,559		Brookfield Property Partners LP	6.500		762,935
20,831		Brookfield Property Partners LP	6.375		315,382
66,459		Brookfield Property Partners LP	5.750		863,967

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			1,942,284

		UTILITIES - 2.6%
49,883		BIP Bermuda Holdings I Ltd	5.125		811,597
81,264		Brookfield BRP Holdings Canada Inc	4.625		1,279,908
26,883		Brookfield Infrastructure Finance ULC	5.000		426,364
126,274		Brookfield Infrastructure Partners LP	5.125		2,112,564
41,025		Brookfield Infrastructure Partners LP	5.000		646,554
147,550		Brookfield Renewable Partners LP	5.250		2,557,041
23,707		CMS Energy Corp	5.625		506,856
39,380		CMS Energy Corp	5.875		867,541
39,358		CMS Energy Corp	5.875		873,748
69,090		CMS Energy Corp	4.200		1,185,584
74,761		DTE Energy Co	5.250		1,569,981
97,680		DTE Energy Co	4.375		1,682,050
99,980		DTE Energy Co	4.375		1,703,659
88,178		Duke Energy Corp	5.750		2,144,489
74,268		Duke Energy Corp	5.625		1,750,497
90,672		Georgia Power Co	5.000		1,862,403
44,931		SCE Trust VII	7.500		998,367
61,385		SCE Trust VIII	6.950		1,314,867
101,050		Southern Co/The	4.200		1,775,448
76,650		Southern Co/The	6.500		1,968,372
47,964		Southern Co/The	4.950		949,687
34,881		Southern Co/The	5.250		743,314

		TOTAL UTILITIES			29,730,891

		TOTAL PREFERRED STOCK (Cost $133,939,494)			115,739,952

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		VARIABLE RATE SENIOR LOAN INTERESTS - 3.2%
		AUTOMOBILES & COMPONENTS - 0.1%
$ 1,400,000	(a)	Clarios Global LP, Term Loan B, (TSFR1M + 2.750%)	7.077	01/28/32	1,403,066

		TOTAL AUTOMOBILES & COMPONENTS			1,403,066

		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,246,867	(a)	WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.191	03/27/28	1,235,571

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,235,571

See Notes to Financial Statements	19

Portfolio of Investments June 30, 2024 (continued)

Real Asset Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CONSUMER SERVICES - 0.3%
$ 1,911,640	(a)	Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%)	6.577%	02/06/30	$1,913,073
1,642,587	(a)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.564	04/16/29	1,646,078

		TOTAL CONSUMER SERVICES			3,559,151

		FOOD, BEVERAGE & TOBACCO - 0.1%
870,000	(a),(g)	Sazerac Co Inc, (TBD)	TBD	TBD	871,088

		TOTAL FOOD, BEVERAGE & TOBACCO			871,088

		MEDIA & ENTERTAINMENT - 0.5%
2,985,000	(a)	Charter Communications Operating, LLC, Term Loan B5, (TSFR3M + 2.250%)	6.548	12/15/31	2,993,029
994,911	(a)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.812	01/18/28	983,037
2,000,000	(a)	Sunrise Financing Partnership, Term Loan AAA, (TSFR3M + 2.500%)	6.793	02/17/32	1,998,120

		TOTAL MEDIA & ENTERTAINMENT			5,974,186

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
665,000	(a),(g)	Hill Top Energy Center LLC, (TBD)	TBD	TBD	665,416

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			665,416

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
750,000	(a)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.577	12/17/29	760,234

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			760,234

		TELECOMMUNICATION SERVICES - 0.6%
1,000,000	(a)	GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M + 3.750%)	8.191	04/28/28	984,065
1,989,857	(a)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.791	04/15/30	1,967,949
2,000,000	(a)	Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%)	6.926	01/31/28	1,977,090
2,000,000	(a)	Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%)	6.926	04/28/28	1,958,410

		TOTAL TELECOMMUNICATION SERVICES			6,887,514

		TRANSPORTATION - 0.4%
1,218,860	(a)	Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M + 1.750%)	6.046	04/10/31	1,213,935
3,000,000	(a)	NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 3.000%)	7.310	03/08/32	3,013,125

		TOTAL TRANSPORTATION			4,227,060

		UTILITIES - 0.9%
2,500,000	(a)	Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%)	6.077	01/31/31	2,502,550
997,500	(a)	Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%)	8.796	02/19/32	986,692
1,979,912	(a)	NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%)	6.030	04/16/31	1,986,099
3,139,225	(a)	Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M + 2.500%)	6.808	12/15/31	3,152,959
1,991,653	(a)	Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%)	6.077	12/20/30	1,999,052

		TOTAL UTILITIES			10,627,352

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $36,127,244)			36,210,638

		TOTAL LONG-TERM INVESTMENTS (Cost $1,032,156,854)			1,085,043,423

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
19,216,598	(h)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350 (i)		19,216,598

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $19,216,598)			19,216,598

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.2%
		REPURCHASE AGREEMENTS - 1.2%
$ 350,208	(j)	Fixed Income Clearing Corporation	1.360%	07/01/25	$350,208
13,075,000	(k)	Fixed Income Clearing Corporation	4.370	07/01/25	13,075,000

		TOTAL REPURCHASE AGREEMENTS (Cost $13,425,208)			13,425,208

		TOTAL SHORT-TERM INVESTMENTS (Cost $13,425,208)			13,425,208

		TOTAL INVESTMENTS - 100.3% (Cost $1,064,798,660)			1,117,685,229

		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(3,002,856)

		NET ASSETS - 100%			$1,114,682,373

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
M	Month
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SOFR30A	30 Day Average Secured Overnight Financing Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $196,636,563 or 17.6% of Total Investments.
(c)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $18,643,844.
(d)	Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(e)	Perpetual security. Maturity date is not applicable.
(f)	$1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was 14.5% of Total Investments.
(g)	When-issued or delayed delivery security.
(h)	Investments made with cash collateral received from securities on loan.
(i)	The rate shown is the one-day yield as of the end of the reporting period.
(j)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $350,221 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 8/15/27, valued at $357,334.
(k)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $13,076,587 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $13,336,629.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Futures Contracts - Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10-Year Note	(106)	9/25	$(11,885,032)	$(12,112,156)	$(227,124)

See Notes to Financial Statements	21

Portfolio of Investments June 30, 2024

Real Estate Securities

(Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS - 98.1%
	COMMON STOCKS - 98.1%
	DATA CENTER REITS - 11.3%
248,079	Digital Realty Trust Inc	$43,247,612
74,638	Equinix Inc	59,372,290

	TOTAL DATA CENTER REITS	102,619,902

	DIVERSIFIED REITS - 1.9%
457,030	Broadstone Net Lease Inc	7,335,331
304,805	Essential Properties Realty Trust Inc	9,726,328

	TOTAL DIVERSIFIED REITS	17,061,659

	HEALTH CARE REITS - 16.9%
633,610	CareTrust REIT Inc	19,388,466
991,782	Healthpeak Properties Inc	17,366,103
168,503	Omega Healthcare Investors Inc	6,175,635
574,744	Ventas Inc	36,295,084
483,039	Welltower Inc	74,257,585

	TOTAL HEALTH CARE REITS	153,482,873

	HOTEL & RESORT REITS - 1.0%
163,555	DiamondRock Hospitality Co	1,252,831
238,733	Host Hotels & Resorts Inc	3,666,939
29,070	Ryman Hospitality Properties Inc	2,868,337
172,395	Sunstone Hotel Investors Inc	1,496,389

	TOTAL HOTEL & RESORT REITS	9,284,496

	HOTELS, RESORTS & CRUISE LINES - 0.6%
21,430	Marriott International Inc/MD, Class A	5,854,890

	TOTAL HOTELS, RESORTS & CRUISE LINES	5,854,890

	INDUSTRIAL REITS - 12.2%
121,426	EastGroup Properties Inc	20,292,713
160,042	First Industrial Realty Trust Inc	7,702,821
341,052	Lineage Inc	14,842,583
612,478	Prologis Inc	64,383,687
66,676	Terreno Realty Corp	3,738,523

	TOTAL INDUSTRIAL REITS	110,960,327

	MULTI-FAMILY RESIDENTIAL REITS - 9.3%
91,518	AvalonBay Communities Inc	18,623,913
72,590	Camden Property Trust	8,180,167
5,351	Centerspace	322,077
365,399	Equity Residential	24,660,779
30,805	Essex Property Trust Inc	8,730,137
15,843	Mid-America Apartment Communities Inc	2,344,922
387,414	UDR Inc	15,818,114
348,227	Veris Residential Inc	5,185,100

	TOTAL MULTI-FAMILY RESIDENTIAL REITS	83,865,209

	OFFICE REITS - 2.9%
417,209	COPT Defense Properties	11,506,624
33,615	Cousins Properties Inc	1,009,458
832,616	Empire State Realty Trust Inc, Class A	6,735,863
31,222	Highwoods Properties Inc	970,692
109,478	SL Green Realty Corp	6,776,688

	TOTAL OFFICE REITS	26,999,325

	OTHER SPECIALIZED REITS - 6.3%
18,712	Four Corners Property Trust Inc	503,540
453,471	Gaming and Leisure Properties Inc	21,168,026
209,811	Iron Mountain Inc	21,520,314
38,814	Lamar Advertising Co, Class A	4,710,467
288,107	VICI Properties Inc	9,392,288

	TOTAL OTHER SPECIALIZED REITS	57,294,635

22	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE
		REAL ESTATE SERVICES - 1.4%
20,653	(a)	CBRE Group Inc, Class A			$2,893,899
38,391	(a)	Jones Lang LaSalle Inc			9,819,650

		TOTAL REAL ESTATE SERVICES			12,713,549

		RETAIL REITS - 15.0%
198,986		Acadia Realty Trust			3,695,170
372,232		Agree Realty Corp			27,195,270
167,695		Brixmor Property Group Inc			4,366,778
366,918		Curbline Properties Corp			8,376,738
15,002		Federal Realty Investment Trust			1,425,040
52,524		InvenTrust Properties Corp			1,439,158
995,119		Kimco Realty Corp			20,917,401
131,823		Macerich Co/The			2,132,896
111,628		NNN REIT Inc			4,820,097
221,173		Realty Income Corp			12,741,777
198,636		Regency Centers Corp			14,148,842
169,468		Simon Property Group Inc			27,243,676
186,649		SITE Centers Corp			2,111,000
317,254		Urban Edge Properties			5,919,960

		TOTAL RETAIL REITS			136,533,803

		SELF-STORAGE REITS - 8.1%
112,547		CubeSmart			4,783,248
240,468		Extra Space Storage Inc			35,454,602
110,669		Public Storage			32,472,498
18,823		Smartstop Self Storage REIT Inc			681,957

		TOTAL SELF-STORAGE REITS			73,392,305

		SINGLE-FAMILY RESIDENTIAL REITS - 5.4%
276,504		American Homes 4 Rent, Class A			9,973,499
43,928		Equity LifeStyle Properties Inc			2,709,040
996,277		Invitation Homes Inc			32,677,886
28,017		Sun Communities Inc			3,543,870

		TOTAL SINGLE-FAMILY RESIDENTIAL REITS			48,904,295

		TELECOM TOWER REITS - 5.1%
169,945		American Tower Corp			37,561,244
78,068		Crown Castle Inc			8,019,926
3,882		SBA Communications Corp			911,649

		TOTAL TELECOM TOWER REITS			46,492,819

		TIMBER REITS - 0.7%
270,549		Rayonier Inc			6,000,777

		TOTAL TIMBER REITS			6,000,777

		TOTAL COMMON STOCKS (Cost $648,364,626)			891,460,864

		TOTAL LONG-TERM INVESTMENTS (Cost $648,364,626)			891,460,864

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.6%
		REPURCHASE AGREEMENTS - 1.6%
$ 430,607	(b)	Fixed Income Clearing Corporation	1.360%	07/01/25	430,607
13,800,000	(c)	Fixed Income Clearing Corporation	4.370	07/01/25	13,800,000

		TOTAL REPURCHASE AGREEMENTS (Cost $14,230,607)			14,230,607

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,230,607)			14,230,607

		TOTAL INVESTMENTS - 99.7% (Cost $662,595,233)			905,691,471

		OTHER ASSETS & LIABILITIES, NET - 0.3%			2,454,290

		NET ASSETS - 100%			$908,145,761

See Notes to Financial Statements	23

Portfolio of Investments June 30, 2024 (continued)

Real Estate Securities

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $430,623 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $439,251.
(c)	Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $13,801,675 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $14,076,082.

24	See Notes to Financial Statements

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
ASSETS
Long-term investments, at value†‡	$474,521,762	$45,210,883	$1,085,043,423	$891,460,864
Investments purchased with collateral from securities lending, at value (cost approximates value)	3,825,965	-	19,216,598	-
Short-term investments, at valueà	5,693,870	725,000	13,425,208	14,230,607
Cash	-	23,804	1,524,438	-
Cash denominated in foreign currencies^	148,672	264,883	5,929,858	-
Cash collateral at broker for investments in futures contracts(1)	-	-	280,462	-
Receivables:
Dividends	863,824	205,344	2,987,259	3,575,609
Interest	675	88	6,820,527	1,691
Investments sold	2,046,371	167,915	11,959,659	2,244,749
Reclaims	222,776	16,624	653,603	22,435
Reimbursement from Adviser	148,728	40,622	229,230	481,737
Shares sold	506,449	-	845,442	987,482
Other	64,094	39,300	121,299	172,290

Total assets	488,043,186	46,694,463	1,149,037,006	913,177,464

LIABILITIES
Payables:
Management fees	344,712	34,505	657,877	593,405
Collateral from securities lending	3,825,965	-	19,216,598	-
Dividends	-	367,042	233,217	981,391
Capital gain taxes	89,169	-	-	-
Interest	92	9	199	180
Investments purchased - regular settlement	2,087,568	34,951	8,032,130	1,014,008
Investments purchased - when-issued/delayed-delivery settlement	-	-	2,953,988	-
Shares redeemed	194,166	18,691	2,499,175	1,666,770
Variation margin on futures contracts	-	-	51,344	-
Accrued expenses:
Custodian fees	123,917	76,321	179,060	60,188
Directors/Trustees fees	27,536	1,068	61,424	149,057
Professional fees	30,633	24,033	37,331	78,385
Shareholder reporting expenses	23,994	23,565	117,808	63,409
Shareholder servicing agent fees	90,170	1,301	259,871	403,230
12b-1 distribution and service fees	15,436	233	50,568	21,680
Other	-	20	4,043	-

Total liabilities	6,853,358	581,739	34,354,633	5,031,703

Net assets	$481,189,828	$46,112,724	$1,114,682,373	$908,145,761
NET ASSETS CONSIST OF:
Paid-in capital	$323,547,383	$45,261,937	$1,334,210,662	$684,412,590
Total distributable earnings (loss)	157,642,445	850,787	(219,528,289)	223,733,171
Net assets	$481,189,828	$46,112,724	$1,114,682,373	$908,145,761

† Long-term investments, cost	$342,685,240	$38,514,238	$1,032,156,854	$648,364,626
◇ Short-term investments, cost	$5,693,870	$725,000	$13,425,208	$14,230,607
‡ Includes securities loaned of	$3,646,684	$-	$18,643,844	$-
^ Cash denominated in foreign currencies, cost	$147,820	$255,590	$5,867,583	$-

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See Notes to Financial Statements 25

Statement of Assets and Liabilities (continued)

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities

CLASS A:
Net assets	$51,783,408	$866,171	$133,849,384	$96,550,626
Shares outstanding	4,039,517	45,829	6,051,172	6,730,803
Net asset value (“NAV”) per share	$12.82	$18.90	$22.12	$14.34
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$13.60	$20.05	$23.47	$15.21
CLASS C:
Net assets	$6,017,249	$67,066	$27,763,221	$1,903,923
Shares outstanding	480,043	3,551	1,254,475	139,247
NAV and offering price per share	$12.53	$18.89	$22.13	$13.67
CLASS R6:
Net assets	$94,978,510	$41,021,178	$222,035,711	$259,416,598
Shares outstanding	7,410,827	2,170,980	9,974,290	17,305,767
NAV and offering price per share	$12.82	$18.90	$22.26	$14.99
CLASS I:
Net assets	$328,410,661	$4,158,309	$731,034,057	$550,274,614
Shares outstanding	25,699,160	220,142	33,042,031	37,394,760
NAV and offering price per share	$12.78	$18.89	$22.12	$14.72
Authorized shares - per class	2 billion	Unlimited	2 billion	2 billion
Par value per share	$ 0.0001	$ 0.01	$ 0.0001	$ 0.0001

26	See Notes to Financial Statements

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities

INVESTMENT INCOME
Affiliated income	$186,468	$23,813	$434,972	$687,942
Dividends	9,642,429	786,285	20,453,685	14,233,645
Interest	144,742	10,054	14,313,770	245,030
Securities lending income, net	1,542	130	73,762	–
Tax withheld	(272,165)	(36,502)	(818,538)	–
Total investment income	9,703,016	783,780	34,457,651	15,166,617

EXPENSES
Management fees	2,016,003	200,327	3,970,817	3,794,581
12b-1 service fees - Class A	60,424	1,003	163,777	127,689
12b-1 distribution and service fees - Class C	30,463	323	157,467	10,313
Shareholder servicing agent fees - Class A	18,251	396	79,800	116,701
Shareholder servicing agent fees - Class C	2,302	31	17,872	2,329
Shareholder servicing agent fees - Class R6	5,493	1,058	21,516	11,498
Shareholder servicing agent fees - Class I	117,529	1,886	430,081	683,432
Interest expense	480	22	2,041	1,183
Directors/Trustees fees	7,541	761	19,569	16,801
Custodian expenses	83,777	57,405	100,546	44,997
Dividends expense on common stocks sold short	–	688	–	–
Registration fees	32,392	31,066	54,246	35,860
Professional fees	109,722	39,340	54,564	73,249
Shareholder reporting expenses	22,308	19,827	176,712	101,793
Other	49,940	9,504	19,287	3,777

Total expenses before fee waiver/expense reimbursement	2,556,625	363,637	5,268,295	5,024,203
Fee waiver/expense reimbursement	(330,168)	(149,332)	(116,297)	(662,154)
Net expenses	2,226,457	214,305	5,151,998	4,362,049

Net investment income (loss)	7,476,559	569,475	29,305,653	10,804,568

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	24,341,922	(507,488)	2,882,324	18,006,225
Futures contracts	-	-	715,702	-
Foreign currency transactions	(24,076)	2,384	757,298	–
Net realized gain (loss)	24,317,846	(505,104)	4,355,324	18,006,225

Change in unrealized appreciation (depreciation) on:
Investments **	27,077,722	2,737,009	43,591,299	(27,114,893)
Futures contracts	–	–	(967,685)	–
Foreign currency translations	35,166	23,181	285,953	–
Net change in unrealized appreciation (depreciation)	27,112,888	2,760,190	42,909,567	(27,114,893)

Net realized and unrealized gain (loss)	51,430,734	2,255,086	47,264,891	(9,108,668)

Net increase (decrease) in net assets from operations	$58,907,293	$2,824,561	$76,570,544	$1,695,900

** Net of change in foreign capital gains tax	$(89,169)	$—	$—	$—

See Notes to Financial Statements 27

Statement of Changes in Net Assets

	Global Infrastructure		Global Real Estate Securities
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$7,476,559	$11,636,809	$569,475	$896,213
Net realized gain (loss)	24,317,846	31,530,956	(505,104)	951,309
Net change in unrealized appreciation (depreciation)	27,112,888	6,085,588	2,760,190	(1,503,311)

Net increase (decrease) in net assets from operations	58,907,293	49,253,353	2,824,561	344,211

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	-	(3,257,073)	(11,316)	(23,292)
Class C	-	(416,631)	(653)	(1,177)
Class R6	-	(5,833,578)	(616,383)	(1,306,482)
Class I	-	(24,931,069)	(60,850)	(83,874)
Return of Capital:
Class A	-	-	-	(348)
Class C	-	-	-	(22)
Class R6	-	-	-	(17,497)
Class I	-	-	-	(1,095)

Total distributions	-	(34,438,351)	(689,202)	(1,433,787)

FUND SHARE TRANSACTIONS
Subscriptions	59,983,665	58,571,072	2,018,697	1,234,328
Reinvestments of distributions	-	24,728,866	81,141	126,227
Redemptions	(100,962,826)	(109,408,532)	(738,910)	(689,362)

Net increase (decrease) from Fund share transactions	(40,979,161)	(26,108,594)	1,360,928	671,193
Net increase (decrease) in net assets	17,928,132	(11,293,592)	3,496,287	(418,383)
Net assets at the beginning of period	463,261,696	474,555,288	42,616,437	43,034,820

Net assets at the end of period	$481,189,828	$463,261,696	$46,112,724	$42,616,437

28	See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	Real Asset Income		Real Estate Securities
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$29,305,653	$50,826,542	$10,804,568	$16,602,917
Net realized gain (loss)	4,355,324	17,920,929	18,006,225	59,133,437
Net change in unrealized appreciation (depreciation)	42,909,567	1,343,767	(27,114,893)	(15,617,539)

Net increase (decrease) in net assets from operations	76,570,544	70,091,238	1,695,900	60,118,815

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(3,179,437)	(6,653,431)	(1,467,830)	(8,824,499)
Class C	(644,073)	(1,947,060)	(21,442)	(187,933)
Class R6	(5,766,062)	(9,770,976)	(4,323,052)	(21,777,545)
Class I	(18,031,326)	(34,071,957)	(9,076,567)	(53,231,243)
Return of Capital:
Class A	–	(56,082)	–	(925,438)
Class C	–	(19,521)	–	(23,905)
Class R6	–	(76,251)	–	(2,104,277)
Class I	–	(273,533)	–	(4,679,522)

Total distributions	(27,620,898)	(52,868,811)	(14,888,891)	(91,754,362)

FUND SHARE TRANSACTIONS
Subscriptions	95,549,325	249,378,073	89,623,751	347,178,436
Reinvestments of distributions	26,314,855	50,841,248	13,022,426	76,569,971
Redemptions	(149,207,241)	(316,456,732)	(214,752,390)	(355,168,719)

Net increase (decrease) from Fund share transactions	(27,343,061)	(16,237,411)	(112,106,213)	68,579,688
Net increase (decrease) in net assets	21,606,585	985,016	(125,299,204)	36,944,141
Net assets at the beginning of period	1,093,075,788	1,092,090,772	1,033,444,965	996,500,824

Net assets at the end of period	$1,114,682,373	$1,093,075,788	$908,145,761	$1,033,444,965

See Notes to Financial Statements 29

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Global Infrastructure
Class A
6/30/25(d)	$11.28	$0.19	$1.35	$1.54	$—	$—	$—	$—	$12.82
12/31/24	10.94	0.25	0.93	1.18	(0.26)	(0.58)	—	(0.84)	11.28
12/31/23	10.31	0.22	0.66	0.88	(0.24)	—	(0.01)	(0.25)	10.94
12/31/22	11.69	0.13	(0.88)	(0.75)	(0.25)	(0.38)	—	(0.63)	10.31
12/31/21	10.97	0.19	1.37	1.56	(0.20)	(0.64)	—	(0.84)	11.69
12/31/20	11.45	0.13	(0.46)	(0.33)	(0.11)	(0.04)	—	(0.15)	10.97
Class C
6/30/25(d)	11.07	0.14	1.32	1.46	—	—	—	—	12.53
12/31/24	10.75	0.17	0.91	1.08	(0.18)	(0.58)	—	(0.76)	11.07
12/31/23	10.13	0.13	0.65	0.78	(0.15)	—	(0.01)	(0.16)	10.75
12/31/22	11.50	0.04	(0.87)	(0.83)	(0.16)	(0.38)	—	(0.54)	10.13
12/31/21	10.87	0.10	1.35	1.45	(0.18)	(0.64)	—	(0.82)	11.50
12/31/20	11.35	0.05	(0.46)	(0.41)	(0.03)	(0.04)	—	(0.07)	10.87
Class R6
6/30/25(d)	11.26	0.21	1.35	1.56	—	—	—	—	12.82
12/31/24	10.92	0.29	0.93	1.22	(0.30)	(0.58)	—	(0.88)	11.26
12/31/23	10.29	0.25	0.66	0.91	(0.27)	—	(0.01)	(0.28)	10.92
12/31/22	11.68	0.16	(0.89)	(0.73)	(0.28)	(0.38)	—	(0.66)	10.29
12/31/21	10.96	0.23	1.37	1.60	(0.24)	(0.64)	—	(0.88)	11.68
12/31/20	11.42	0.16	(0.44)	(0.28)	(0.14)	(0.04)	—	(0.18)	10.96
Class I
6/30/25(d)	11.23	0.20	1.35	1.55	—	—	—	—	12.78
12/31/24	10.90	0.28	0.92	1.20	(0.29)	(0.58)	—	(0.87)	11.23
12/31/23	10.26	0.24	0.67	0.91	(0.26)	—	(0.01)	(0.27)	10.90
12/31/22	11.65	0.16	(0.90)	(0.74)	(0.27)	(0.38)	—	(0.65)	10.26
12/31/21	10.93	0.22	1.37	1.59	(0.23)	(0.64)	—	(0.87)	11.65
12/31/20	11.40	0.15	(0.44)	(0.29)	(0.14)	(0.04)	—	(0.18)	10.93

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.

30

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(c)	NII (Loss)(c)	Portfolio Turnover Rate

13.65%	$51,783	1.35%(e)	1.21%(e)	3.13%(e)	50%
10.74	45,733	1.34	1.21	2.22	83
8.51	47,992	1.31	1.22	2.05	90
(6.28)	47,824	1.34	1.22	1.18	121
14.44	52,495	1.32	1.21	1.66	128
(2.76)	44,235	1.35	1.22	1.24	181

13.19	6,017	2.10 (e)	1.96 (e)	2.33 (e)	50
9.90	6,430	2.09	1.96	1.49	83
7.74	7,998	2.06	1.97	1.29	90
(7.04)	10,463	2.09	1.97	0.40	121
13.58	14,905	2.07	1.96	0.89	128
(3.56)	18,465	2.10	1.97	0.49	181

13.85	94,979	1.04 (e)	0.90 (e)	3.49 (e)	50
11.09	77,562	1.02	0.89	2.53	83
8.87	71,444	0.99	0.90	2.37	90
(6.06)	76,161	1.02	0.90	1.45	121
14.84	133,575	0.99	0.88	2.00	128
(2.39)	107,342	1.01	0.88	1.57	181

13.80	328,411	1.10 (e)	0.96 (e)	3.31 (e)	50
10.94	333,536	1.09	0.96	2.48	83
8.90	347,121	1.06	0.97	2.30	90
(6.15)	371,573	1.09	0.97	1.40	121
14.78	471,885	1.07	0.96	1.89	128
(2.55)	439,399	1.10	0.97	1.50	181

See Notes to Financial Statements 31

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Global Real Estate Securities
Class A
6/30/25(d)	$18.02	$0.21	$0.92	$1.13	$(0.25)	$—	$—	$(0.25)	$18.90
12/31/24	18.48	0.32	(0.23)	0.09	(0.54)	—	(0.01)	(0.55)	18.02
12/31/23	17.10	0.46	1.42	1.88	(0.50)	—	—	(0.50)	18.48
12/31/22	24.08	0.37	(6.42)	(6.05)	(0.47)	(0.32)	(0.14)	(0.93)	17.10
12/31/21	21.25	0.54	5.32	5.86	(1.08)	(1.95)	—	(3.03)	24.08
12/31/20	22.22	0.30	(0.64)	(0.34)	(0.45)	(0.18)	—	(0.63)	21.25
Class C
6/30/25(d)	18.01	0.13	0.93	1.06	(0.18)	—	—	(0.18)	18.89
12/31/24	18.47	0.18	(0.23)	(0.05)	(0.40)	—	(0.01)	(0.41)	18.01
12/31/23	17.09	0.32	1.43	1.75	(0.37)	—	—	(0.37)	18.47
12/31/22	24.06	0.21	(6.40)	(6.19)	(0.32)	(0.32)	(0.14)	(0.78)	17.09
12/31/21	21.25	0.35	5.31	5.66	(0.90)	(1.95)	—	(2.85)	24.06
12/31/20	22.21	0.14	(0.62)	(0.48)	(0.30)	(0.18)	—	(0.48)	21.25
Class R6
6/30/25(d)	18.01	0.24	0.93	1.17	(0.28)	—	—	(0.28)	18.90
12/31/24	18.48	0.38	(0.24)	0.14	(0.60)	—	(0.01)	(0.61)	18.01
12/31/23	17.10	0.50	1.44	1.94	(0.56)	—	—	(0.56)	18.48
12/31/22	24.09	0.37	(6.36)	(5.99)	(0.54)	(0.32)	(0.14)	(1.00)	17.10
12/31/21	21.27	0.56	5.38	5.94	(1.17)	(1.95)	—	(3.12)	24.09
12/31/20	22.23	0.37	(0.63)	(0.26)	(0.52)	(0.18)	—	(0.70)	21.27
Class I
6/30/25(d)	18.01	0.24	0.92	1.16	(0.28)	—	—	(0.28)	18.89
12/31/24	18.47	0.38	(0.25)	0.13	(0.58)	—	(0.01)	(0.59)	18.01
12/31/23	17.09	0.49	1.43	1.92	(0.54)	—	—	(0.54)	18.47
12/31/22	24.07	0.39	(6.39)	(6.00)	(0.52)	(0.32)	(0.14)	(0.98)	17.09
12/31/21	21.25	0.59	5.32	5.91	(1.14)	(1.95)	—	(3.09)	24.07
12/31/20	22.22	0.34	(0.63)	(0.29)	(0.50)	(0.18)	—	(0.68)	21.25

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.

32

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

6.31%	$866	1.98	%(e)	1.30	%(e)	2.25	%(e)	44%
0.47	803	1.94		1.30		1.76		72
11.22	792	1.83		1.30		2.67		81
(25.09)	482	2.14		1.30		1.90		102
28.21	254	1.89		1.29		2.19		130
(1.32)	37	2.45		1.30		1.48		159

5.92	67	2.73	(e)	2.05	(e)	1.48	(e)	44
(0.27)	64	2.69		2.05		0.98		72
10.40	55	2.58		2.05		1.85		81
(25.66)	47	2.89		2.05		1.07		102
27.16	53	2.64		2.04		1.44		130
(2.04)	27	3.20		2.05		0.71		159

6.55	41,021	1.63	(e)	0.95	(e)	2.58	(e)	44
0.76	39,080	1.62		0.98		2.08		72
11.61	39,977	1.49		0.96		2.91		81
(24.84)	37,200	1.79		0.95		1.86		102
28.57	73,585	1.54		0.94		2.33		130
(0.95)	58,480	2.15		1.00		1.87		159

6.45	4,158	1.73	(e)	1.05	(e)	2.67	(e)	44
0.72	2,669	1.69		1.05		2.07		72
11.50	2,212	1.58		1.05		2.86		81
(24.90)	1,767	1.89		1.05		1.94		102
28.48	2,091	1.64		1.04		2.45		130
(1.02)	188	2.20		1.05		1.71		159

See Notes to Financial Statements 33

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Real Asset Income
Class A
6/30/25(d)	$21.16	$0.55	$0.93	$1.48	$(0.52)	$—	$—	$(0.52)	$22.12
12/31/24	20.77	0.96	0.42	1.38	(0.98)	—	(0.01)	(0.99)	21.16
12/31/23	20.18	0.93	0.66	1.59	(1.00)	—	—	(1.00)	20.77
12/31/22	24.07	0.91	(3.75)	(2.84)	(0.91)	—	(0.14)	(1.05)	20.18
12/31/21	22.75	1.05	1.54	2.59	(1.27)	—	—	(1.27)	24.07
12/31/20	24.76	0.90	(1.91)	(1.01)	(1.00)	—	—	(1.00)	22.75
Class C
6/30/25(d)	21.17	0.46	0.94	1.40	(0.44)	—	—	(0.44)	22.13
12/31/24	20.79	0.79	0.42	1.21	(0.82)	—	(0.01)	(0.83)	21.17
12/31/23	20.19	0.77	0.67	1.44	(0.84)	—	—	(0.84)	20.79
12/31/22	24.07	0.74	(3.74)	(3.00)	(0.74)	—	(0.14)	(0.88)	20.19
12/31/21	22.76	0.86	1.55	2.41	(1.10)	—	—	(1.10)	24.07
12/31/20	24.77	0.73	(1.90)	(1.17)	(0.84)	—	—	(0.84)	22.76
Class R6
6/30/25(d)	21.29	0.59	0.94	1.53	(0.56)	—	—	(0.56)	22.26
12/31/24	20.91	1.04	0.41	1.45	(1.06)	—	(0.01)	(1.07)	21.29
12/31/23	20.30	1.01	0.67	1.68	(1.07)	—	—	(1.07)	20.91
12/31/22	24.21	0.98	(3.77)	(2.79)	(0.98)	—	(0.14)	(1.12)	20.30
12/31/21	22.87	1.13	1.56	2.69	(1.35)	—	—	(1.35)	24.21
12/31/20	24.89	1.00	(1.95)	(0.95)	(1.07)	—	—	(1.07)	22.87
Class I
6/30/25(d)	21.16	0.58	0.92	1.50	(0.54)	—	—	(0.54)	22.12
12/31/24	20.77	1.01	0.42	1.43	(1.03)	—	(0.01)	(1.04)	21.16
12/31/23	20.18	0.98	0.65	1.63	(1.04)	—	—	(1.04)	20.77
12/31/22	24.07	0.97	(3.76)	(2.79)	(0.96)	—	(0.14)	(1.10)	20.18
12/31/21	22.75	1.10	1.55	2.65	(1.33)	—	—	(1.33)	24.07
12/31/20	24.76	0.94	(1.90)	(0.96)	(1.05)	—	—	(1.05)	22.75

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.

34

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

7.06%	$133,849	1.18	%(e)	1.16	%(e)	5.17	%(e)	36%
6.83	131,917	1.18		1.16		4.54		82
8.13	148,967	1.18		1.16		4.64		60
(12.00)	154,979	1.17		1.16		4.18		73
11.60	192,591	1.14		1.14		4.42		73
(3.71)	173,139	1.16		1.16		4.17		104

6.66	27,763	1.93	(e)	1.91	(e)	4.31	(e)	36
5.98	36,758	1.93		1.91		3.77		82
7.36	61,250	1.93		1.91		3.83		60
(12.64)	91,024	1.92		1.91		3.40		73
10.75	134,834	1.89		1.89		3.62		73
(4.43)	156,391	1.91		1.91		3.41		104

7.27	222,036	0.83	(e)	0.81	(e)	5.53	(e)	36
7.13	207,176	0.83		0.81		4.90		82
8.56	181,053	0.83		0.81		5.01		60
(11.72)	161,185	0.82		0.81		4.45		73
11.99	252,907	0.80		0.80		4.75		73
(3.40)	223,948	0.82		0.81		4.63		104

7.19	731,034	0.93	(e)	0.91	(e)	5.42	(e)	36
7.07	717,225	0.93		0.91		4.81		82
8.38	700,821	0.93		0.91		4.87		60
(11.77)	798,370	0.92		0.91		4.43		73
11.88	976,385	0.89		0.89		4.64		73
(3.47)	1,055,383	0.91		0.91		4.37		104

See Notes to Financial Statements 35

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Real Estate Securities
Class A
6/30/25(d)	$14.56	$0.14	$(0.15)	$(0.01)	$(0.21)	$—	$—	$(0.21)	$14.34
12/31/24	15.02	0.20	0.69	0.89	(0.38)	(0.85)	(0.12)	(1.35)	14.56
12/31/23	13.95	0.34	1.19	1.53	(0.35)	(0.11)	—	(0.46)	15.02
12/31/22	22.36	0.25	(5.82)	(5.57)	(0.74)	(2.10)	—	(2.84)	13.95
12/31/21	18.40	0.23	7.12	7.35	(0.33)	(3.06)	—	(3.39)	22.36
12/31/20	20.22	0.21	(1.54)	(1.33)	(0.14)	(0.35)	—	(0.49)	18.40
Class C
6/30/25(d)	13.88	0.08	(0.14)	(0.06)	(0.15)	—	—	(0.15)	13.67
12/31/24	14.36	0.07	0.67	0.74	(0.25)	(0.85)	(0.12)	(1.22)	13.88
12/31/23	13.33	0.20	1.17	1.37	(0.23)	(0.11)	—	(0.34)	14.36
12/31/22	21.51	0.09	(5.58)	(5.49)	(0.59)	(2.10)	—	(2.69)	13.33
12/31/21	17.80	0.03	6.90	6.93	(0.16)	(3.06)	—	(3.22)	21.51
12/31/20	19.55	0.06	(1.46)	(1.40)	—	(0.35)	—	(0.35)	17.80
Class R6
6/30/25(d)	15.21	0.19	(0.16)	0.03	(0.25)	—	—	(0.25)	14.99
12/31/24	15.65	0.27	0.72	0.99	(0.46)	(0.85)	(0.12)	(1.43)	15.21
12/31/23	14.53	0.41	1.24	1.65	(0.42)	(0.11)	—	(0.53)	15.65
12/31/22	23.15	0.33	(6.03)	(5.70)	(0.82)	(2.10)	—	(2.92)	14.53
12/31/21	18.98	0.32	7.34	7.66	(0.43)	(3.06)	—	(3.49)	23.15
12/31/20	20.85	0.30	(1.59)	(1.29)	(0.23)	(0.35)	—	(0.58)	18.98
Class I
6/30/25(d)	14.94	0.16	(0.14)	0.02	(0.24)	—	—	(0.24)	14.72
12/31/24	15.39	0.26	0.69	0.95	(0.43)	(0.85)	(0.12)	(1.40)	14.94
12/31/23	14.29	0.38	1.23	1.61	(0.40)	(0.11)	—	(0.51)	15.39
12/31/22	22.83	0.28	(5.93)	(5.65)	(0.79)	(2.10)	—	(2.89)	14.29
12/31/21	18.74	0.27	7.27	7.54	(0.39)	(3.06)	—	(3.45)	22.83
12/31/20	20.59	0.27	(1.58)	(1.31)	(0.19)	(0.35)	—	(0.54)	18.74

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.
(f)	Fund did not have waiver/reimbursement for periods prior to fiscal year ended December 31, 2021.

36

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

(0.06)%	$96,551	1.31	%(e)	1.18	%(e)	1.98	%(e)	33%
5.78	107,921	1.30		1.19		1.33		62
11.22	124,579	1.31		1.22		2.39		72
(24.87)	131,155	1.30		1.22		1.34		78
40.98	207,384	1.28		1.24		1.05		101
(6.37)	176,739	1.30		1.30	(f)	1.20	(f)	135

(0.44)	1,904	2.06	(e)	1.93	(e)	1.17	(e)	33
4.97	2,452	2.05		1.94		0.49		62
10.46	3,713	2.06		1.97		1.47		72
(25.45)	6,377	2.05		1.97		0.56		78
39.85	12,195	2.03		2.00		0.16		101
(7.03)	14,874	2.05		2.05	(f)	0.32	(f)	135

0.20	259,417	0.84	(e)	0.71	(e)	2.48	(e)	33
6.20	265,665	0.90		0.79		1.70		62
11.66	322,442	0.93		0.84		2.80		72
(24.59)	313,047	0.93		0.85		1.70		78
41.48	556,126	0.89		0.85		1.46		101
(5.95)	437,016	0.90		0.90	(f)	1.66	(f)	135

0.10	550,275	1.06	(e)	0.93	(e)	2.16	(e)	33
6.05	657,407	1.05		0.94		1.68		62
11.51	545,767	1.06		0.97		2.62		72
(24.70)	600,459	1.05		0.97		1.48		78
41.32	1,476,888	1.03		0.99		1.23		101
(6.12)	1,604,544	1.05		1.05	(f)	1.46	(f)	135

See Notes to Financial Statements 37

Notes to Financial Statements

(Unaudited)

1.	General Information

Trust and Fund Information: Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open- end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27, 2006.

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

38

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period Global Infrastructure, Global Real Estate Securities and Real Asset Income are invested in non-U.S. securities. The percentage of investments in non-U.S. securities for Global Infrastructure and Global Real Estate Securities are included within each Fund’s Portfolio of Investments. As of the end of the reporting period, the percentage of investments in non-U.S. securities for Real Asset Income are as follows:

Real Asset Income	Value	% of Total Investments
Country:
Canada	$117,354,934	10.5%
United Kingdom	56,650,271	5.0
Italy	30,036,491	2.7
Japan	24,088,229	2.2
Australia	22,708,725	2.0
France	22,145,146	2.0
Singapore	20,632,269	1.9
Mexico	13,590,452	1.2
Hong Kong	12,407,394	1.1
Other	39,310,944	3.5
Total non-U.S. Securities	$358,924,855	32.1%

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations: Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class. Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure, Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages

39

Notes to Financial Statements (continued)

its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

40

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Global Infrastructure	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$327,816,386	$145,215,618	$–	$473,032,004
Exchange-Traded Funds	–	1,489,758	–	1,489,758
Investments Purchased with Collateral from Securities Lending	3,825,965	–	–	3,825,965
Short-Term Investments:
Repurchase Agreements	–	5,693,870	–	5,693,870

Total	$331,642,351	$152,399,246	$–	$484,041,597

Global Real Estate Securities	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$31,332,297	$13,878,586	$–	$45,210,883
Short-Term Investments:
Repurchase Agreements	–	725,000	–	725,000

Total	$31,332,297	$14,603,586	$–	$45,935,883

Real Asset Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Asset-Backed Securities	$–	$1,001,813	$–	$1,001,813
Common Stocks	364,149,897	165,942,313	–	530,092,210
Convertible Preferred Securities	14,076,617	–	–	14,076,617
Corporate Bonds	–	365,113,825	–	365,113,825
Investment Companies	7,400,191	–	–	7,400,191
Mortgage-Backed Securities	–	15,408,177	–	15,408,177
Preferred Stock	115,739,952	–	–	115,739,952
Variable Rate Senior Loan Interests	–	36,210,638	–	36,210,638
Investments Purchased with Collateral from Securities Lending	19,216,598	–	–	19,216,598
Short-Term Investments:
Repurchase Agreements	–	13,425,208	–	13,425,208
Investments in Derivatives:
Futures Contracts*	(227,124)	–	–	(227,124)

Total	$520,356,131	$597,101,974	$–	$1,117,458,105

Real Estate Securities	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$891,460,864	$–	$–	$891,460,864
Short-Term Investments:
Repurchase Agreements	–	14,230,607	–	14,230,607

Total	$891,460,864	$14,230,607	$–	$905,691,471

*	Represents net unrealized appreciation (depreciation).

41

Notes to Financial Statements (continued)

4. Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty

Global Infrastructure	Fixed Income Clearing Corporation	$5,693,870	$(5,807,775)

Global Real Estate Securities	Fixed Income Clearing Corporation	725,000	(739,581)

Real Asset Income	Fixed Income Clearing Corporation	13,425,208	(13,693,963)

Real Estate Securities	Fixed Income Clearing Corporation	14,230,607	(14,515,333)

Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received

Global Infrastructure	Common Stocks	$3,646,684	$3,825,965

Real Asset Income	Common Stocks	$5,682,245	$5,727,300

	Corporate Bonds	12,530,519	13,047,298

	Preferred Stock	431,080	442,000

		$18,643,844	$19,216,598

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

Global Infrastructure	$ 223,151,139	$ 260,587,028

Global Real Estate Securities	20,405,107	19,558,649

Real Asset Income	390,365,679	427,469,209

Real Estate Securities	324,219,639	438,993,748

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

42

5. Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: During the current fiscal period, Real Asset Income used interest rate futures to partially hedge the portfolio against movements in interest rates.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking- to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
Real Asset Income	$18,722,324

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value

Real Asset Income
Futures Contracts	Interest rate	-	$–	Unrealized depreciation on futures contracts*	$(227,124)

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Real Asset Income
Futures contracts	Interest rate	$715,702	$(967,685)

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

43

Notes to Financial Statements (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 6/30/25		Year Ended 12/31/24
Global Infrastructure	Shares	Value	Shares	Value
Subscriptions:
Class A	276,202	$3,310,115	378,914	$4,376,216
Class A - automatic conversion of Class C	131	1,529	—	—
Class C	54,405	646,528	74,979	805,990
Class R6	787,261	9,329,216	544,791	6,365,682
Class I	3,821,505	46,696,277	4,251,411	47,023,184
Total subscriptions	4,939,504	59,983,665	5,250,095	58,571,072
Reinvestments of distributions:
Class A	—	—	270,969	3,129,067
Class C	—	—	32,853	371,261
Class R6	—	—	339,642	3,919,997
Class I	—	—	1,503,944	17,308,541
Total reinvestments of distributions	—	—	2,147,408	24,728,866
Redemptions:
Class A	(292,153)	(3,511,828)	(980,046)	(11,118,236)
Class C	(155,194)	(1,811,387)	(270,620)	(2,986,145)
Class C - automatic conversion to Class A	(134)	(1,529)	—	—
Class R6	(266,410)	(3,205,341)	(535,033)	(6,078,432)
Class I	(7,827,460)	(92,432,741)	(7,906,080)	(89,225,719)
Total redemptions	(8,541,351)	(100,962,826)	(9,691,779)	(109,408,532)
Net increase (decrease)	(3,601,847)	$(40,979,161)	(2,294,276)	$(26,108,594)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Global Real Estate Securities	Shares	Value	Shares	Value
Subscriptions:
Class A	3,046	$56,165	2,235	$43,083
Class C	—	—	976	19,000
Class R6	3,220	58,933	7,590	137,651
Class I	104,546	1,903,599	56,311	1,034,594
Total subscriptions	110,812	2,018,697	67,112	1,234,328
Reinvestments of distributions:
Class A	589	10,999	1,259	22,956
Class C	23	423	38	687
Class R6	494	9,215	1,006	18,356
Class I	3,245	60,504	4,618	84,228
Total reinvestments of distributions	4,351	81,141	6,921	126,227
Redemptions:
Class A	(2,393)	(43,768)	(1,743)	(31,293)
Class C	(11)	(204)	(436)	(7,737)
Class R6	(2,232)	(40,771)	(2,889)	(53,108)
Class I	(35,882)	(654,167)	(32,461)	(597,224)
Total redemptions	(40,518)	(738,910)	(37,529)	(689,362)
Net increase (decrease)	74,645	$1,360,928	36,504	$671,193

44

	Six Months Ended 6/30/25		Year Ended 12/31/24
Real Asset Income	Shares	Value	Shares	Value
Subscriptions:
Class A	448,594	$9,610,242	1,084,437	$22,894,632
Class A - automatic conversion of Class C	13	288	—	—
Class C	18,117	389,351	60,862	1,284,945
Class R6	1,051,284	22,589,023	834,569	17,974,764
Class I	2,925,130	62,960,421	9,769,081	207,223,732
Total subscriptions	4,443,138	95,549,325	11,748,949	249,378,073
Reinvestments of distributions:
Class A	137,866	2,982,394	300,231	6,312,419
Class C	28,769	622,113	90,608	1,900,150
Class R6	240,608	5,237,266	460,523	9,762,313
Class I	807,592	17,473,082	1,562,297	32,866,366
Total reinvestments of distributions	1,214,835	26,314,855	2,413,659	50,841,248
Redemptions:
Class A	(770,447)	(16,540,042)	(2,320,626)	(48,769,308)
Class C	(528,889)	(11,346,951)	(1,361,742)	(28,619,646)
Class C - automatic conversion to Class A	(13)	(288)	—	—
Class R6	(1,047,210)	(22,933,345)	(225,660)	(4,830,670)
Class I	(4,583,164)	(98,386,615)	(11,173,701)	(234,237,108)
Total redemptions	(6,929,723)	(149,207,241)	(15,081,729)	(316,456,732)
Net increase (decrease)	(1,271,750)	$(27,343,061)	(919,121)	$(16,237,411)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Real Estate Securities	Shares	Value	Shares	Value
Subscriptions:
Class A	585,206	$8,478,774	1,346,611	$20,443,116
Class A - automatic conversion of Class C	97	1,415	—	—
Class C	3,394	47,649	14,583	225,004
Class R6	1,598,765	24,179,700	3,664,764	57,412,412
Class I	3,840,118	56,916,213	17,396,356	269,097,904
Total subscriptions	6,027,580	89,623,751	22,422,314	347,178,436
Reinvestments of distributions:
Class A	75,247	1,090,855	505,440	7,651,959
Class C	1,279	17,658	11,957	172,626
Class R6	266,043	4,028,010	1,421,221	22,459,978
Class I	530,229	7,885,903	2,979,676	46,285,408
Total reinvestments of distributions	872,798	13,022,426	4,918,294	76,569,971
Redemptions:
Class A	(1,339,902)	(19,181,639)	(2,733,437)	(41,941,446)
Class C	(41,952)	(581,598)	(108,517)	(1,540,030)
Class C - automatic conversion to Class A	(102)	(1,415)	—	—
Class R6	(2,021,031)	(30,681,221)	(8,226,658)	(128,447,922)
Class I	(10,977,627)	(164,306,517)	(11,828,803)	(183,239,321)
Total redemptions	(14,380,614)	(214,752,390)	(22,897,415)	(355,168,719)
Net increase (decrease)	(7,480,236)	$(112,106,213)	4,443,193	$68,579,688

7. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

45

Notes to Financial Statements (continued)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Infrastructure	$359,573,060	$132,163,255	$(7,694,718)	$124,468,537
Global Real Estate Securities	40,716,826	7,249,860	(2,030,803)	5,219,057
Real Asset Income	1,075,528,935	83,698,787	(41,769,617)	41,929,170
Real Estate Securities	690,374,285	259,932,008	(44,614,822)	215,317,186

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Global Infrastructure	$325,230	$1,144,891	$97,291,424	$—	$—	$(26,394)	$98,735,151
Global Real Estate Securities	—	—	2,333,658	(3,618,231)	—	—	(1,284,573)
Real Asset Income	—	—	(1,944,285)	(265,354,770)	(1,119,367)	(58,415)	(268,476,837)
Real Estate Securities	—	155,271	236,927,952	—	—	(157,061)	236,926,162

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Global Infrastructure	$—	$—	$—
Global Real Estate Securities	837,942	2,780,289	3,618,231
Real Asset Income	150,843,767	114,511,003	265,354,770
Real Estate Securities	—	—	—

8. Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

Average Daily Net Assets	Global Infrastructure	Global Real Estate Securities	Real Estate Securities
For the first $125 million	0.7500%	0.7500%	0.6500%
For the next $125 million	0.7375	0.7375	0.6375
For the next $250 million	0.7250	0.7250	0.6250
For the next $500 million	0.7125	0.7125	0.6125
For the next $1 billion	0.7000	0.7000	0.6000
For the next $3 billion	0.6750	0.6750	0.5750
For the next $2.5 billion	0.6500	0.6500	0.5500
For the next $2.5 billion	0.6375	0.6375	0.5375
For net assets over $10 billion	0.6250	0.6250	0.5250

46

Average Daily Net Assets	Real Asset Income
For the first $125 million	0.6000%
For the next $125 million	0.5875
For the next $250 million	0.5750
For the next $500 million	0.5625
For the next $1 billion	0.5500
For the next $3 billion	0.5250
For the next $5 billion	0.5000
For net assets over $10 billion	0.4875

The annual complex-level fee, payable monthly, for each Fund is calculated according the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of reporting period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee
Global Infrastructure	0.1569%
Global Real Estate Securities	0.1569%
Real Asset Income	0.1569%
Real Estate Securities	0.1569%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date
Global Infrastructure	1.00%	July 31, 2027
Global Real Estate Securities	1.09	July 31, 2027
Real Asset Income	0.95	July 31, 2027
Real Estate Securities	0.97	July 31, 2027

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

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Notes to Financial Statements (continued)

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Value

Global Infrastructure	$186,468

Global Real Estate Securities	23,813

Real Asset Income	434,972

Real Estate Securities	687,942

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected	Paid to Financial Intermediaries

Global Infrastructure	$27,348	$23,956

Global Real Estate Securities	263	228

Real Asset Income	11,451	10,254

Real Estate Securities	11,973	10,424

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances

Global Infrastructure	$6,863

Global Real Estate Securities	—

Real Asset Income	5,071

Real Estate Securities	402

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained

Global Infrastructure	$1,823

Global Real Estate Securities	67

Real Asset Income	6,643

Real Estate Securities	996

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained

Global Infrastructure	$103

Global Real Estate Securities	—

Real Asset Income	3,073

Real Estate Securities	—

48

Affiliate Owned Shares: As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:

Underlying Fund	TIAA	Total
Global Infrastructure	–%	–%
Global Real Estate Securities	88	88
Real Asset Income	–	–
Real Estate Securities	–	–

9. Borrowing Arrangements

Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Global Infrastructure Fund

Nuveen Global Real Estate Securities Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees of Nuveen Investment Trust V (the “Trust”) and the Board of Directors of Nuveen Investment Funds, Inc. (“NIF”) (collectively, the “Board” and each Trustee or Director, as applicable, a “Board Member”) approved, for each applicable series of the Trust and NIF, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Global Infrastructure Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund outperformed its benchmark for the five-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and the first quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Global Real Estate Securities Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2024, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, the second quartile for the three-year period and the first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Real Asset Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the three-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Real Estate Securities Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and second quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

4

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Global Infrastructure Fund, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s net total expense ratio ranked in the second quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each slightly above (within 5 basis points) the Expense Group median and the Fund’s net total expense ratio was below the Expense Group median. Although the Fund’s contractual management fee rate was above the Expense Universe median, the Fund’s actual management fee rate was slightly above (within 5 basis points) and net total expense ratio was below the Expense Universe median.

•

For Nuveen Global Real Estate Securities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile, first quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s contractual management fee rate was above the Expense Group median, the Fund’s actual management fee rate was below the Expense Group median, and the Fund’s net total expense ratio was slightly above (within 5 basis points ) the Expense Group median. Although the Fund’s contractual management fee rate and net total expense ratio were above the Expense Universe median, the actual management fee rate was below the Expense Universe median.

•

For Nuveen Real Asset Income Fund, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and actual management fee rate ranked in the second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s net total expense ratio was above the Expense Group median, the Fund’s contractual management fee rate was below the Expense Group median and actual management fee rate was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate was below the Expense Universe median and the net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Real Estate Securities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s net total expense ratio was above the Expense Group median, the Fund’s contractual management fee rate matched the Expense Group median, and the actual management fee rate was below the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate was below the Expense Universe median and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline

6

with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)